SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 22                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     Amendment No. 22                                                 [X]

                        (Check appropriate box or boxes.)


                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)


                  4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (816) 531-5575


       David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64141-6200
       ___________________________________________________________________
                     (Name and Address of Agent for Service)

  Approximate Date of Proposed Public Offering:  April 24, 2001

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [X] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

Your

AMERICAN CENTURY

PROSPECTUS
--------------------------------------------------------------------------------

                                                              Life Sciences Fund
                                                                 Technology Fund
                                                                  April 24, 2001

                                                                         C CLASS


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.



                                      American Century Investment Services, Inc.







Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and, more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds - the funds' investment objectives, strategies and risks.

As you continue to read, the Prospectus will acquaint you with the fund management teams and give you an overview about how to invest and manage your account. You'll also find important financial information you'll need to make an informed decision.

Sincerely,


Brian H. Jeter
Senior Vice President
American Century Investment Services, Inc.

Table of Contents


An Overview of the Funds......................................................X

Fund Performance History......................................................X

Fees and Expenses.............................................................X

Objectives, Strategies and Risks..............................................X
Life Sciences Fund
Technology Fund


Management....................................................................X

Investing with American Century..............................................XX

Share Price and Distributions................................................XX

Taxes........................................................................XX

Multiple Class Information...................................................XX




Performance Information of Other Class.......................................XX

CALLOUTS

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.


This symbol highlights special information and helpful tips.







An Overview of the Funds


What are the funds' investment objectives?

These funds seek capital growth.

What are the funds' primary investment strategies and principal risks?

Life Sciences - The fund managers look for stocks of growing U.S. and foreign companies that engage in the business of providing products and services that help promote personal health and wellness.

Technology - The fund managers look for stocks of growing U.S. and foreign companies with business operations in the technology and telecommunications-related sectors. These companies include those that the fund managers believe will benefit significantly from advances or improvements in technology.

The investment strategy of these funds is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time. A more detailed description of American Century's growth investment style and the funds' investment strategies and risks begins on [page 5 for Life Sciences and page 8 for Technology].

The funds' principal risks include

o MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

o CONCENTRATION (LIFE SCIENCES) - Life Sciences will focus on the medical and healthcare industry and related industry groups. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. As a result, the fund's net asset values may be more volatile than those of less concentrated funds.

o CONCENTRATION (TECHNOLOGY)- Technology will focus on the technology and telecommunications industries and related industry groups. Because of this, companies in the fund's portfolio may react similarly to market developments. As a result, the fund's net asset values may be more volatile than those of less concentrated funds.

o PRINCIPAL LOSS - As with all mutual funds, it is possible to lose money by investing in the funds.

Who may want to invest in the funds?
The funds may be a good investment if you are
o seeking long-term capital growth potential from your investment
o seeking diversification of your investment portfolio through investment in life sciences-related companies (Life Sciences)
o seeking diversification of your investment portfolio through investment in technology and telecommunications-related companies (Technology)
o comfortable with the risks associated with investing in U.S. and foreign securities ocomfortable with the risks associated with investing in life sciences-related (Life Sciences) or technology and telecommunications-related (Technology) companies
o comfortable with the funds' short-term price volatility
o investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the funds?
The funds may not be a good investment if you are
o seeking current income from your investment
o investing for a short period of time
o uncomfortable with the risks associated with these funds
o uncomfortable with short-term volatility in the value of your investment

CALLOUT
An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.






Fund Performance History

When the C Class of a fund has investment results for a full calendar year, this section will feature charts that show
o Annual Total Returns
o Highest and Lowest Quarterly Returns
o Average Annual Total Returns, including a comparison of these returns to a benchmark index for the C Class of the fund

The performance of a fund's Investor Class shares for each full calendar year in the life of the fund is shown below.(1)

Insert average total returns chart from Investor book



1If the C Class had existed during the periods presented, its performance would have been substantially similar to that of the Investor Class because each represents an investment in the same portfolio of securities. However, performance of the C Class would have been lower because of its higher expense ratio.

CALLOUT
The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.


For current performance information, please call us at 1-800-345-3533 or visit us at www.americancentury.com.





Fees and Expenses

There are no sales loads, fees or other charges

o to buy fund shares directly from American Century
o to reinvest dividends in additional shares
o to exchange into the C Class shares of other American Century funds
o to redeem your shares after you have held them for 18 months

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

Shareholder fees (fees paid directly from your investment)

Maximum Deferred Sales Charge (load)
  (as a percentage of net asset value)        1.00%(1)

1 The deferred sales charge is contingent on the length of time you have owned your shares. The charge is 1.00% in the first year after purchase, declines ratably over the next six months, and is eliminated thereafter.


Annual Operating Expenses (expenses that are deducted from fund assets)

                      Management  Distribution and        Other      Total Annual Fund
                      Fee(1)      Service (12b-1) Fees(2)            Expenses Operating Expenses
------------------------------------------------------------------------------------------------
Life Sciences Fund    1.50%       1.00%                   0.00%(3)   2.50%
Technology Fund       1.50%       1.00%                   0.00%(3)   2.50%

1 The funds have stepped fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase.

2 The 12b-1 fee is designed to permit investors to purchase C Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing individual shareholder and administrative services, and a portion is used to compensate them for distribution services. For more information, see Service and Distribution Fees, page XX.

3 Other expenses, which include the fees and expenses of the funds' independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

Example
The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

o        invest $10,000 in the fund
o        redeem all of your shares at the end of the periods shown below
o        earn a 5% return each year
o        incur the same operating expenses as shown above

 ...your cost of investing in the fund would be:

                             1 year     3 years     5 years     10 years
Life Sciences Fund           $353       $771        $1,317      $2,803
Technology Fund              $353       $771        $1,317      $2,803

You will pay the following expenses if you did not redeem your shares.

                             1 year     3 years     5 years     10 years
Life Sciences Fund           $251       $771        $1,317      $2,803
Technology Fund              $251       $771        $1,317      $2,803

CALLOUT
When purchasing through a financial intermediary you may be charged a fee.

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.









Objectives, Strategies and Risks

Life Sciences Fund

What is the fund's investment objective?

The fund seeks capital growth.



How does the fund pursue its investment objective?

The fund managers will typically look for stocks of growing companies in the life sciences sector. To achieve its objective, the fund invests primarily in companies that engage in the business of providing products and services that help promote health and wellness. Life science companies generally own, operate or support healthcare facilities (including, among others, hospitals, outpatient surgery facilities, dialysis centers, dental centers and physical therapy centers); design, manufacture or sell pharmaceuticals, bio-pharmaceuticals, medical research facilities, and medical devices and supplies; or may provide biotechnology needed to improve agriculture, aquaculture, forestry, chemicals, household products and cosmetics/personal care products, environmental cleanup, food processing, and forensic medicine. The fund may invest in U.S. and foreign companies of any size.

Sometimes a company will engage in multiple lines of business. We will generally consider a company to be in the life sciences sector if

o at least 50% of its gross income or net assets come from activities in the sector;

o at least 50% of its assets are devoted to producing revenues from the sector;
or

o based on other information we obtain, we determine that its primary business should be categorized within the sector.

The fund managers look, using a growth investment strategy, for stocks of companies they believe will increase in value over time. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds. This means that they first look to invest in strong, growing companies, rather than simply investing in any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain accelerating growth and to sell the stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers review and may invest in companies that experience a change in their business that will stimulate future revenue and earnings acceleration and lead to positive investor perception. The change typically is the result of key events including: entry into a new market, development of a new product, or obtaining a new patent or license, or the presentation of clinical data showing efficacy for a new drug or medical device. The fund managers also believe that it is important to diversify the fund's holdings across geographical regions and different countries. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested regardless of the movement of stock and bond prices generally.

CALLOUT
Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.


What are the principal risks of investing in the fund?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund will focus its investments among companies in the life sciences sector. Because those investments are concentrated in a comparatively narrow segment of the total market, the fund's investments are not as diversified as those of many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies or technological advancements. This means that the fund's net asset values may be more volatile than those of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily invest in enough securities to qualify as a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Many faster-growing life sciences companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products. Many of these companies' activities are funded or subsidized by government grants or other funding, which may be reduced or withdrawn. Changes in government regulation also can have an impact on a company's profitability and/or stock price. Continuing technological advances may mean rapid obsolescence of key products and services. These business uncertainties may increase the volatility of the prices for these companies' securities.

In addition to publicly traded securities, the fund may invest up to 15% in privately placed securities. These securities may be considered illiquid if they cannot be sold in seven days at approximately the price at which the fund is valuing them. Privately placed securities are valued by the manager pursuant to procedures established by the fund's Board of Directors.

The fund managers may buy a large amount of a company's stock quickly and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of portfolio turnover and share price volatility. This portfolio turnover and share price volatility can be greater than that of the average stock fund. Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the funds.

The fund may invest in companies regardless of size, which means it may invest in smaller U.S. and foreign companies. Investing in smaller companies generally presents unique risks. Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing political and economic conditions. These factors may cause investments in smaller companies to experience more price volatility.

The fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Because the fund managers intend to invest the fund's assets primarily in U.S. securities, the risks associated with foreign investments are not considered to be principal risks of investing in the fund. To the extent the fund invests in foreign securities, the overall risk of the fund, however, could be affected.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on the fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

These and other risks of investing in the fund are more fully described in the fund's Statement of Additional Information.


What kinds of securities does the fund buy?


The fund will usually purchase equity securities of both U.S. and foreign companies. The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

Although not a primary investment strategy of the fund, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities in the event of exceptional market or economic conditions. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

When the managers believe it is prudent or if they are unable to find securities that satisfy the fund's primary investment strategy, the fund may invest a portion of its assets in convertible debt securities, foreign securities, short-term securities, equity-equivalent securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.





Objectives, Strategies and Risks

Technology Fund


What is the fund's investment objective?

The fund seeks capital growth.


How does the fund pursue its investment objective?

The fund managers will typically look for stocks of growing companies in the technology and telecommunications-related sector. To achieve its objective, the fund invests primarily in companies that the fund managers believe are principally engaged in offering, using or developing products, processes or services that provide or will benefit significantly from technological advancements or improvements. The fund managers consider technology and telecommunications-related industries to include among others, computers (including software, products and electronic components), semiconductors, networking, internet and on-line service providers, office automation, telecommunications, telecommunications equipment, environmental services, media and information services, electronics, and defense and aerospace. The fund will invest in U.S. and foreign companies of any size.

Sometimes a company will engage in multiple lines of business. We will generally consider a company to be in the technology and telecommunications-related sector if

o at least 50% of its gross income or net assets come from activities in the sector;

o at least 50% of its assets are devoted to producing revenues from the sector;
or

o based on other information we obtain, we determine that its primary business should be categorized within the sector.

The fund managers look, using a growth investment stragegy, for stocks of companies they believe will increase in value over time. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select and hold stocks of companies they believe will be able to sustain accelerating growth and to sell stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers review and may invest in companies that experience a change in their business that will stimulate future revenue and earnings acceleration and lead to positive investor perception. The change typically is the result of key events including: entry into a new market, development of a new product, or obtaining a new patent or license. The fund managers also believe that it can benefit by diversifying the fund's holdings across geographical regions and different countries. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested regardless of the movement of stock and bond prices generally.

CALLOUT
Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.


What are the principal risks of investing in the fund?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund will focus its investments among companies in the technology and telecommunications-related sector. Because those investments are concentrated in a comparatively narrow segment of the total market, the fund's investments are not as diversified as many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. This means that the fund's net asset values may be more volatile than those of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily invest in enough securities to qualify as a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Many faster-growing technology and telecommunications-related companies have limited operating histories. Continuing technological advances may mean rapid obsolescence of key products and services. These business uncertainties may increase the volatility of the prices for these companies' securities.

In addition to publicly traded securities, the fund may invest up to 15% in privately placed securities. These securities may be considered illiquid if they cannot be sold in seven days at approximately the price the fund is valuing them. Privately placed securities are valued by the manager pursuant to procedures estabished by the fund's Board of Directors.

The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of portfolio turnover and share price volatility. This portfolio turnover and share price volatility can be greater than that of the average stock fund. Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the funds.

The fund may invest in companies regardless of size, which means it may invest in smaller U.S. and foreign companies. Investing in smaller companies generally presents unique risks. Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing political and economic conditions. These factors may cause investments in smaller companies to experience more price volatility.

The fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Because the fund managers intend to invest the fund's assets primarily in U.S. securities, the risks associated with foreign investments are not considered to be principal risks of investing in the fund. To the extent the fund invests in foreign securities, the overall risk of the fund, however, could be affected.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on the fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

These and other risks of investing in the fund are more fully described in the fund's Statement of Additional Information.


What kinds of securities does the fund buy?

The fund will usually purchase equity securities of both U.S. and foreign companies. The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

Although not a primary investment strategy of the fund, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities in the event of exceptional market or economic conditions. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

When the managers believe it is prudent or if they are unable to find securities that satisfy the fund's primary investment strategy, the fund may invest a portion of its assets in convertible debt securities, foreign securities, short-term securities, equity-equivalent securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.







Management


Who manages the funds?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.

The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.


The Investment Advisor

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provides to the funds, the advisor receives a unified management fee based on a percentage of the average net assets of each fund. The rate of the management fee for the C Class is calculated daily and paid monthly in arrears taking into account the average net assets of all classes of the funds. Life Sciences will pay the advisor a unified management fee of 1.50% of its pro rata share of the first $1 billion of the fund's average net assets and 1.30% of its pro rata share over $1 billion of the fund's average net assets. Technology will pay the advisor a unified management fee of 1.50% of its pro rata share of the first $1 billion of the fund's average net assets and 1.30% of its pro rata share over $1 billion of the fund's average net assets.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.









The Fund Management Teams

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment teams are identified below.

Life Sciences

Arnold K. Douville
Mr. Douville, Vice President and Portfolio Manager, has been a member of the team that manages the Life Sciences Fund since its inception in June 2000. since joining American Century in November 1997. Before joining American Century, he served as Senior Portfolio Manager for Munder Capital Management from September 1989 to October 1997. He has a bachelor's degree in economics from the U.S. Air Force Academy and an MBA in finance, statistics and economics from the University of Chicago.



Christy Turner
Ms. Turner, Portfolio Manager, has been a member of the team that manages the Life Sciences Fund since its inception in June 2000. Prior to that, she worked for four years as an investment analyst for the health care sector for other American Century equity funds, including Ultra, Select, New Opportunities and Giftrust. Before joining American Century in 1996, she worked as an investment analyst for First Chicago Investment Management Company and as an audit manager for KPMG Peat Marwick. She has a bachelor's degree in business administration in accounting from the University of Central Florida and an MBA in finance from the University of North Carolina. She is a Chartered Financial Analyst.

Technology

Christopher K. Boyd
Mr. Boyd, Vice President and Senior Portfolio Manager, has been a member of the team that manages the Technology Fund since its inception in June 2000. With the exception of 1997, he has been with American Century since March 1988 and served as a Portfolio Manager since December 1992. During 1997 he was in private practice as an investment advisor. He has a bachelor of science from the University of Kansas and an MBA from Dartmouth College. He is a Chartered Financial Analyst.


Douglas C. Day
Mr. Day, Portfolio Manager, has been a member of the team that manages the Technology Fund since its inception in June 2000. Prior to that, he worked for three and one-half years as an investment analyst for other American Century equity funds, including Ultra and Select. Before joining American Century in October 1996, he worked as an equity research analyst for Salomon Brothers from May 1995 to October 1996. He has a bachelor's degree in economics from Emory University.

CALLOUT
Code of Ethics
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.


Fundamental Investment Policies
Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.








Investing with American Century


Eligibility for C Class Shares
The C Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services.

Minimum Initial Investment Amounts

To open an account, the minimum investments are:
Individual or Joint         $2,500
Traditional IRA             $1,000
Roth IRA                    $1,000
Education IRA               $500
UGMA/UTMA                   $2,500
403(b)                      $1,000(1)
Qualified Retirement Plans  $2,500(2)

1 For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.

2 The minimum investment requirements may be different for some types of retirement accounts.

Investing through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include
|X| minimum investment requirements
|X| exchange policies
|X| fund choices
|X| cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

CALLOUT
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. Each fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor who we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Redemptions

Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

Exchanges Between Funds

You may exchange C Class shares of the fund for C Class shares of any other American Century fund. You may not exchange from the C Class to any other class. We will not charge a Contingent Deferred Sales Charge (CDSC) on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

CALLOUT
A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American Century account.







Share Price and Distributions


Share Price
American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

Distributions
Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. Each fund generally pays distributions from net income, if any, once a year in December. Distributions from realized capital gains are paid twice a year, usually in March and December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information about distributions and your options for receiving them.

CALLOUT

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.







Taxes


The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value of the fund shares has increased or decreased.


Tax-Deferred Accounts
If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.


Taxable Accounts
If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the funds.


Taxability of Distributions
Fund distributions may consist of income such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution                      Tax Rate for 15% Bracket       Tax Rate for 28% Bracket or Above

Short-term capital gains                  Ordinary income rate           Ordinary income rate
Long-term capital gains (1-5 years)       10%                            20%
Long-term capital gains (>5 years)        8%                             20%(1)

1 The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.


Taxes on Transactions
Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and pay 31% of dividends, capital gains distributions and redemption proceeds to the IRS.

CALLOUT
Buying a Dividend
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.









Multiple Class Information
American Century offers four classes of the funds: Investor Class, Institutional Class, Advisor Class and C Class. The shares offered by this Prospectus are C Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the C Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

1-800-345-2021 for Investor Class shares
1-800-345-3533 for Institutional and Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Contingent Deferred Sales Charge
If you sell C Class shares within 18 months of purchasing them, you will pay a Contingent Deferred Sales Charge (CDSC). The charge is 1.00% in the first year after purchase, declines ratably over the next six months and is eliminated thereafter in accordance with the following chart:

After 13 months   0.833%
After 14 months   0.666%
After 15 months   0.500%
After 16 months   0.333%
After 17 months   0.167%
After 18 months   0.000%

The CDSC is calculated from your date of purchase, and will not be charged on shares acquired through reinvestment of dividends or distributions, increases in the net asset value of shares, or exchanges into the C Class of other American Century funds. We will redeem shares not subject to the CDSC first, and other shares will be redeemed in the order they were purchased.

Service and Distribution Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' C Class shares have a 12b-1 Plan. Under the Plan, the funds' C Class pays an annual fee of 1.00% of C Class average net assets, 0.25% for certain individual shareholder and administrative services and 0.75% for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make C Class shares available. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple Class Structure - Master Distribution and Shareholder Services Plan in the Statement of Additional Information.






Performance Information of Other Class
The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 1.00% lower than the C Class. If the C Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The tables on the next few pages itemize what contributed to the changes in the Investor Class share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate
o share price at the beginning of the period
o investment income and capital gains or losses
o distributions of income and capital gains paid to investors
o share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o Total Return - the overall percentage of return of the fund, assuming the reinvestment of all distributions
o Expense Ratio - the operating expenses of the fund as a percentage of average net assets
o Net Income Ratio - the net investment income of the fund as a percentage of average net assets
o Portfolio Turnover - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the funds' Annual Report, which is available upon request.





Life Sciences Fund

Investor Class

Information to come
INSERT FINANCIAL HIGHLIGHTS FROM SH-ANN 23491, Page 22.

Technology Fund

Investor Class

Information to come
INSERT FINANCIAL HIGHLIGHTS FROM SH-ANN 23491, Page 25.

More information about the funds is contained in these documents

Annual and Semiannual Reports Annual and semiannual reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI) The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.
On the Internet            oEDGAR database at www.sec.gov
                           oBy email request at publicinfo@sec.gov
By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102


Investment Company Act File No. 811-6247

                          American Century Investments
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575



0105
SH-PRS  xxxxx_______

Your

AMERICAN CENTURY

PROSPECTUS
--------------------------------------------------------------------------------
                                                              Global Growth Fund
                                                       International Growth Fund
                                                           Emerging Markets Fund


                                                                  April 24, 2001

                                                                         C CLASS


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.



                                      American Century Investment Services, Inc.

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and, more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds - the funds' investment objectives, strategies and risks.

As you continue to read, the Prospectus will acquaint you with the fund management teams and give you an overview about how to invest and manage your account. You'll also find important financial information you'll need to make an informed decision.

Sincerely,


Brian H. Jeter
Senior Vice President
American Century Investment Services, Inc.








Table of Contents


An Overview of the Funds.......................................................X

Fund Performance History.......................................................X

Fees and Expenses..............................................................X

Objectives, Strategies and Risks...............................................X

Global Growth Fund
International Growth Fund
Emerging Markets Fund


Management.....................................................................X

Investing with American Century...............................................XX

Share Price and Distributions.................................................XX

Taxes.........................................................................XX

Multiple Class Information....................................................XX




Performance Information of Other Class........................................XX


CALLOUTS

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.


This symbol highlights special information and helpful tips.








An Overview of the Funds




What are the funds' investment objectives?
These funds seek capital growth.



What are the funds' primary investment strategies and principal risks?

The fund managers look for stocks of growing foreign companies. The investment strategy of these funds is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time.

The funds' principal risks include

o MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

o PRINCIPAL LOSS - As with all mutual funds, it is possible to lose money by investing in the funds.

o FOREIGN RISK - The funds invest primarily in foreign securities, which are generally riskier than U.S. stocks. As a result the funds are subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes, rising inflation), and natural disasters occurring in a country where the funds invest could cause the funds' investments in that country to experience gains or losses.

o CURRENCY RISK - Because the funds' foreign investments are generally held in foreign currencies, the funds are subject to currency risk, meaning that the funds could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

The chart below shows the primary differences among the funds.
Fund                    Primary Investments                  Principal Risks
----                    -------------------                  ---------------
Global Growth           Equity securities of issuers in      Invests a significant portion of
                        the United States and other          its assets in foreign securities
                        developed countries
International Growth    Equity securities of issuers         Invests primarily in foreign
                        in developed foreign countries       securities
Emerging Markets        Equity securities of issuers in      Invests primarily in emerging
                        emerging markets                     markets

A more detailed description of American Century's growth investment style and the funds' investment strategies and risks begins on page x.

Who may want to invest in the funds?

The funds may be a good investment if you are

o seeking long-term capital growth from your investment
o seeking diversification of your investment portfolio through investment in foreign securities
o comfortable with the risks associated with investing in U.S. and foreign growth securities
o comfortable with short-term price volatility
o investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the funds?

The funds may not be a good investment if you are
o seeking current income from your investment
o investing for a short period of time
o uncomfortable with the risks associated with investing in foreign securities
o uncomfortable with short-term volatility in the value of your investment

CALLOUT
An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.







Fund Performance History


Global Growth Fund
International Growth Fund
Emerging Markets Fund

When the C Class of a fund has investment results for a full calendar year, this section will feature charts that show
o Annual Total Returns
o Highest and Lowest Quarterly Returns
o Average Annual Total Returns, including a comparison of these returns to a benchmark index for the C Class of the fund

The performance of a fund's Investor Class shares for each full calendar year in the life of the fund is shown below.(1)

Insert average total returns chart from Investor book

1 If the C Class had existed during the periods presented, its performance would have been substantially similar to that of the Investor Class because each represents an investment in the same portfolio of securities. However, performance of the C Class would have been lower because of its higher expense ratio.


CALLOUT
The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

For current performance information, please call us at 1-800-345-3533 or visit us at www.americancentury.com.







Fees and Expenses

There are no sales loads, fees or other charges

o to buy fund shares directly from American Century
o to reinvest dividends in additional shares
o to exchange into the C Class shares of other American Century funds
o to redeem your shares after you have held them for 18 months

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

Shareholder fees (fees paid directly from your investment)

Maximum Deferred Sales Charge (load)
  (as a percentage of net asset value)        1.00%(1)

1 The deferred sales charge is contingent on the length of time you have owned your shares. The charge is 1.00% in the first year after purchase, declines ratably over the next six months, and is eliminated thereafter.


Annual Operating Expenses (expenses that are deducted from fund assets)

                               Management       Distribution and            Other          Total Annual Fund
                               Fee(1)           Service (12b-1) Fees(2)     Expenses(3)    Operating Expenses
Global Growth                  1.30%            1.00%                       0.00%          2.30%
International Growth           1.20%            1.00%                       0.00%          2.20%
Emerging Markets               2.00%            1.00%                       0.00%          3.00%


1 The funds have stepped-fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase.

2 The 12b-1 fee is designed to permit investors to purchase C Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing individual shareholder and administrative services, and a portion is used to compensate them for distribution services. For more information, see Service and Distribution Fees, page XX.

3 Other expenses, which include the fees and expenses of the funds' independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

Example
The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

o        invest $10,000 in the fund
o        redeem all of your shares at the end of the periods shown below
o        earn a 5% return each year
o        incur the same operating expenses as shown above

 ...your cost of investing in the fund would be:


                                    1 year     3 years    5 years      10 years
Global Growth                       $334       $712       $1,219       $2,607
International Growth                $324       $683       $1,169       $2,508
Emerging Markets                    $402       $917       $1,558       $3,273

You would pay the following expenses if you did not redeem your shares.

                                    1 year     3 years    5 years      10 years
Global Growth                       $231       $712       $1,219       $2,607
International Growth                $221       $683       $1,169       $2,508
Emerging Markets                    $300       $917       $1,558       $3,273

CALLOUTS
When purchasing through a financial intermediary you may be charged a fee.

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.









Objectives, Strategies and Risks

Global Growth Fund
International Growth Fund
Emerging Markets Fund



What are the funds' investment objectives?

These funds seek long-term capital growth.


How do the funds pursue their investment objectives?

The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds. This means that they first look to invest in strong, growing companies, rather than simply investing in any company in a growing industry or sector. The managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain their growth and to sell the stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the funds' holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.

CALLOUT
Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.



What kinds of securities do the funds buy?

The funds will usually purchase equity securities of foreign companies (except Global Growth, which will usually purchase equity securities of both U.S. and foreign companies). These funds can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities. To the extent the funds assume a defensive position, they will not be pursuing their objective of capital growth.


What are the differences between the funds?

o Global Growth invests in both U.S. and foreign companies. The fund's assets will be invested primarily at all times in equity securities of issuers in developed countries worldwide (including the United States).

o International Growth's assets will be invested primarily at all times in securities of companies in at least three developed countries (excluding the United States).

o Emerging Markets' assets will be invested primarily at all times in equity securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weighting given to each of these factors will vary depending on the circumstances in a given case. The funds consider developed companies to include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. In addition, as used in the Statement of Additional Information, securities of issuers in emerging market countries means (i) securities of issuers for which the principal securities trading market is an emerging market country or (ii) securities of issuers having their principal place of business or principal office in an emerging market country.

When determining whether a company is small-sized, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company.

What are the principal risks of investing in the funds?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the funds.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. stocks. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, foreign securities are subject to currency risk, meaning that because the funds' investments are generally held in foreign currencies, the funds could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in smaller foreign companies generally presents unique risks in addition to the risks of investing in foreign securities. Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing economic conditions. These factors may cause investments in smaller foreign companies to experience more price volatility.

Investing in emerging market companies generally is also riskier than investing in foreign securities. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

In summary, investing in these funds is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with a fund's investment strategy.







Management


Who manages the funds?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.


The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.


The Investment Advisor

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provides to the funds, the advisor receives a unified management fee based on a percentage of the average net assets of each fund. The rate of the management fee for the C Class is calculated daily and paid monthly in arrears taking into account the average net assets of all classes of the funds. Global Growth will pay a unified management fee of 1.30% of its pro rata share of the first $1 billion of the fund's average net assets, 1.15% of its pro rata share of the next $1 billion of the fund's average net assets and 1.05% of its pro rata share over $2 billion of the fund's average net assets. International Growth will pay a unified management fee of 1.50% of its pro rata share of the first $1 billion of the fund's average net assets, 1.20% of its pro rata share of the next $1 billion of the fund's average net assets and 1.10% of its pro rata share over $2 billion of the fund's average net assets. Emerging Markets will pay a unified management fee of 2.00% of its pro rata share of the first $500 million of the fund's average net assets, 1.50% of its pro rata share of the next $500 million of the fund's average net assets and 1.25% of its pro rata share over $1 billion of the fund's average net assets.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.











The Fund Management Teams

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment teams are identified below.


Henrik Strabo
Mr. Strabo, Chief Investment Officer-International Equities, has been a member of the team that manages Global Growth since the fund's inception in December 1998. He also has been a member of the team that manages International Growth since April 1994. He joined American Century in 1993 as an Investment Analyst and was promoted to Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.


Mark S. Kopinski
Mr. Kopinski, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages International Growth since rejoining American Century in April 1997. He also has been a member of the team that manages Emerging Markets since its inception in September 1997. Before rejoining American Century, he served as Vice President and Portfolio Manager at Federated Investors, Inc. from June 1995 to March 1997. From 1990 to 1995 he served as Vice President and a member of the team that managed International Growth. He has a bachelor's degree in business administration from Monmouth College and a master's degree in Asian studies from the University of Illinois.


Michael J. Donnelly
Mr. Donnelly, Vice President and Portfolio Manager, has been a member of the team that manages Emerging Markets since the fund's inception in September 1997. He joined American Century in August 1997. From 1993 to 1997, he served as Vice President and Portfolio Manager for Federated Investors, Inc. He has a bachelor of arts from Yale University and an MBA in management, international business and international finance from Kellogg Graduate School of Management, Northwestern University. He is a Chartered Financial Analyst.


Bradley Amoils
Mr. Amoils, Portfolio Manager, has been a member of the team that manages Global Growth since the fund's inception. He joined American Century in July 1997 as an Investment Analyst and was promoted to Portfolio Manager in November 1998. Prior to joining American Century, he served as a Securities Analyst for Oppenheimer Funds from January 1996 to June 1997 and an Analyst at Clay Finlay Asset Management from March 1995 to December 1995. He has a bachelor of science and doctorate of medicine from the University of Witwatersrand, Johannesburg, South Africa and an MBA from Columbia University Graduate School of Business.


CALLOUT
Code of Ethics
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.


Fundamental Investment Policies
Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.






Investing with American Century


Eligibility for C Class Shares
The C Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services.

Minimum Initial Investment Amounts


Global Growth
To open an account,
  the minimum investments are:     International Growth        Emerging Markets

Individual or Joint                $2,500                      $10,000
Traditional IRA                    $1,000                      $10,000
Roth IRA                           $1,000                      $10,000
Education IRA                      $500                        N/A
UGMA/UTMA                          $2,500                      $10,000
403(b)                             $1,000(1)                   $10,000
Qualified Retirement Plans         $2,500(2)                   $10,000

1 For each fund you select for your 403(b) plan, American Century will waive the fund minimum if: you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.

2 The minimum investment requirements may be different for some types of retirement plans.



Investing through Financial Intermediaries
If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include
|X| minimum investment requirements
|X| exchange policies
|X| fund choices
|X| cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.








Modifying or Canceling an Investment
Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. Each fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices
We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor who we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Redemptions
Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash as described in the next section.

Special Requirements for Large Redemptions
If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.


Exchanges Between Funds
You may exchange C Class shares of the fund for C Class shares of any other American Century fund. You may not exchange from the C Class to any other class. We will not charge a Contingent Deferred Sales Charge (CDSC) on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.


CALLOUT
A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American Century account.



Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.







Share Price and Distributions


Share Price
American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.



Distributions
Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. Each fund generally pays distributions from net income, if any, once a year in December. Distributions from realized capital gains are paid twice a year, usually in March and December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

CALLOUT

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.







Taxes


The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value of the fund shares has increased or decreased.


Tax-Deferred Accounts
If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.


Taxable Accounts
If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the funds.


Taxability of Distributions
Fund distributions may consist of income such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:


Type of Distribution                      Tax Rate for 15% Bracket       Tax Rate for 28% Bracket or Above
--------------------                      ------------------------       ---------------------------------
Short-term capital gains                  Ordinary income rate   Ordinary income rate
Long-term capital gains (1-5 years)       10%                            20%
Long-term capital gains (>5 years)        8%                             20%(1)

1 The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.


Taxes on Transactions
Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and pay 31% of dividends, capital gains distributions and redemption proceeds to the IRS.

CALLOUT
Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.









Multiple Class Information
American Century offers four classes of the funds: Investor Class, Institutional Class, Advisor Class and C Class. The shares offered by this Prospectus are C Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the C Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

1-800-345-2021 for Investor Class shares
1-800-345-3533 for Institutional and Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Contingent Deferred Sales Charge
If you sell C Class shares within 18 months of purchasing them, you will pay a Contingent Deferred Sales Charge (CDSC). The charge is 1.00% in the first year after purchase, declines ratably over the next six months and is eliminated thereafter in accordance with the following chart:

After 13 months   0.833%
After 14 months   0.666%
After 15 months   0.500%
After 16 months   0.333%
After 17 months   0.167%
After 18 months   0.000%

The CDSC is calculated from your date of purchase, and will not be charged on shares acquired through reinvestment of dividends or distributions, increases in the net asset value of shares, or exchanges into the C Class of other American Century funds. We will redeem shares not subject to the CDSC first, and other shares will be redeemed in the order they were purchased.

Service and Distribution Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' C Class shares have a 12b-1 Plan. Under the Plan, the funds' C Class pays an annual fee of 1.00% of C Class average net assets, 0.25% for certain individual shareholder and administrative services and 0.75% for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make C Class shares available. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple Class Structure - Master Distribution and Shareholder Services Plan in the Statement of Additional Information.







Performance Information of Other Class
The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 1.00% lower than the C Class. If the C Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The tables on the next few pages itemize what contributed to the changes in the Investor Class share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate
o share price at the beginning of the period
o investment income and capital gains or losses
o distributions of income and capital gains paid to investors
o share price at the end of the period

Each table also includes some key statistics for the period as appropriate
o Total Return - the overall percentage of return of the fund, assuming the reinvestment of all distributions
o Expense Ratio - the operating expenses of the fund as a percentage of average net assets
o Net Income Ratio - the net investment income of the fund as a percentage of average net assets
o Portfolio Turnover - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the funds' Annual Report, which is available upon request.







Global Growth Fund

Investor Class

Information to come
INSERT FINANCIAL HIGHLIGHTS FROM SH-ANN XXXXX, Page XX.

International Growth Fund

Investor Class

Information to come
INSERT FINANCIAL HIGHLIGHTS FROM SH-ANN XXXXX, Page XX.

Emerging Markets Fund

Investor Class

Information to come
INSERT FINANCIAL HIGHLIGHTS FROM SH-ANN  XXXXX, Page XX.

More information about the funds is contained in these documents

Annual and Semiannual Reports Annual and semiannual reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI) The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.
On the Internet            oEDGAR database at www.sec.gov
                           oBy email request at publicinfo@sec.gov
By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102


Investment Company Act File No. 811-6247



                          American Century Investments
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575



0105
SH-PRS-xxxxx

                                                              Global Growth Fund
                                                       International Growth Fund
                                               International Small Business Fund
                                                    International Discovery Fund
                                                           Emerging Markets Fund

                                                                  April 24, 2001

                                                          American Century World
                                                              Mutual Funds, Inc.

   This Statement of Additional Information adds to the discussion in the funds' Investor, Institutional and Advisor Class Prospectuses, dated March 14, 2001, and C Class Prospectus dated April 24, 2001, but is not a Prospectus. The Statement of Additional Information should be read in conjunction with the funds' current Prospectus. If you would like a copy of the Prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American Century's Web site at www.americancentury.com.

      This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all investors. You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.




                         American Century Investment Services, Inc., Distributor





Table of Contents
The Funds' History         X
Fund Investment Guidelines X
Fund Investments and Risks X
      Investment Strategies and Risks       X
      Investment Policies  X
      Portfolio Turnover   X
Management        X
      The Board of Directors        X
      Officers
      Code of EthicsX
The Funds' Principal Shareholders   X
Service Providers X
      Investment Advisor   X
      Transfer Agent and Administrator      X
      Distributors         X
Other Service Providers    X
      Custodian Banks      X
      Independent Auditors X
Brokerage Allocation       X
Information about Fund Shares       X
      Multiple Class Structure      X
      Buying and Selling Fund Shares        X
      Valuation of a Fund's Securities      X
Taxes    X
      Federal Income Tax   X
      State and Local Income Tax    X
How Fund Performance Information Is Calculated       X
      Performance Comparisons       X
      Permissible Advertising Information   X
      Multiple Class Performance Advertising         X
Financial Statements       X
Explanation of Fixed-Income Securities Ratings       X






THE FUNDS' HISTORY

American Century World Mutual Funds, Inc., is a registered open-end management investment company that was organized in 1990 as a Maryland corporation under the name Twentieth Century World Investors, Inc. In January 1997 it changed its name to American Century World Mutual Funds, Inc. Throughout this Statement of Additional Information we refer to American Century World Mutual Funds, Inc. as the corporation.

Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, tax identification and stock registration numbers.

                                Investor Class            Advisor Class       Institutional Class           C Class

                               Ticker     Inception    Ticker     Inception    Ticker   Inception       Ticker   Inception
Fund                           Symbol     Date         Symbol     Date         Symbol   Date            Symbol   Date
Global Growth                  TWGGX      12/1/1998    N/A        2/5/1999     N/A      N/A             N/A      N/A
International Growth           TWIEX      5/9/1991     TWGAX      10/1/1996    TGRIX    1/20/1997       N/A      N/A
International Small Business   N/A        N/A          N/A        N/A          N/A      N/A             N/A      N/A
International Discovery        TWEGX      4/1/1994     N/A        4/28/1998    TIDIX    1/2/1998        N/A      N/A
Emerging Markets               TWMIX      9/30/1997    N/A        N/A          N/A      1/28/1999       N/A      N/A


FUND INVESTMENT GUIDELINES
This section explains the extent to which the funds' advisor, American Century Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 3. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the Prospectus.

Each fund is diversified as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer. To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S government or a regulated investment company), and

(2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the funds' Prospectus, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the advisor's intention that each fund will generally consist of foreign (and U.S. in the case of Global Growth) equity securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments, such as those reflected in Table 1 on page 3, when such a course is deemed appropriate in order to attempt to attain a fund's investment objective. Senior securities that, in the opinion of the managers, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested in equity securities, regardless of the movement of stock prices, generally. In most circumstances, the funds' actual level of cash and cash equivalents will be less than 10%. The managers may use stock index futures as a way to expose the funds' cash assets to the market, while maintaining liquidity. As mentioned in the Prospectus, the managers may not leverage the funds' portfolios; so there is no greater market risk to the funds than if they purchase stocks. See Short-term Securities, page 10, Futures and Options, page 10, and Derivative Securities, page 7.

Table 1


                                                 Global Growth        International Small Business,International iscovery
                                                      and                   and
                                             International Growth    Emerging Markets
Foreign Securities                                     X                     X
Equity Equivalents                                     X                     X
Debt Securities                                        X                     X
Sovereign Debt Obligations                             X                     X
Convertible Securities                                 X                     X
Short Sales                                            X                     X
Portfolio Lending                                      X                     X
Derivative Securities                                  X                     X
Investments in Companies with Limited
     Operating Histories                              5%                    10%
Other Investment Companies                             X                     X
Repurchase Agreements                                  X                     X
When-Issued and Forward Commitment Agreements          X                     X

Restricted and Illiquid Securities                     X                     X
Short-Term Securities                                  X                     X
Futures & Options                                      X                     X
Forward Currency Exchange Contracts                    X                     X

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques that the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular investment vehicle, consult Table 1.

Foreign Securities
A description of the funds' investment strategy regarding foreign securities is contained in the funds' Prospectus. Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies including:

Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

Political and Economic Risk. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may encounter difficulties or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

Regulatory Risk. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

Market and Trading Risk. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned thereon. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

Ownership Risk. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company's share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company's share register is controlling. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered on the issuer's share register at the time of the transaction, or that a fund's ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the funds intend to invest directly in Russian companies that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the funds.

As a result, these funds are intended for aggressive investors seeking significant gains through investments in foreign securities. Those investors must be willing and able to accept the significantly greater risks associated with the investment strategy that the funds will pursue. An investment in the funds is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.

Equity Equivalents
The funds may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts, depositary shares or similar instruments (DRs) for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds also may purchase securities of such issuers in foreign markets, either on foreign securities exchanges, electronic trading networks or in over-the-counter markets.

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. An example of one type of derivative security in which the funds might invest is a depositary receipt.

Debt Securities
The managers believe that common stocks and other equity and equity-equivalent securities ordinarily offer the greatest potential for capital appreciation. The funds may invest, however, in any security the managers believe has the potential for capital appreciation. When the managers believe that the total return potential of other securities equals or exceeds the potential return of equity securities, each fund may invest up to 35% in such other securities. The other securities the funds may invest in are bonds, notes and debt securities of companies, and obligations of domestic or foreign governments and their agencies. The funds will attempt to stay fully invested regardless of the movement of stock and bond prices generally.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth. International Growth and Global Growth will limit their purchases of debt securities to investment-grade obligations. For long-term debt obligations, this includes securities that are rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation (S&P), or that are not rated but are considered by the managers to be of equivalent quality. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities. See Explanation of Fixed-Income Securities Ratings, page 36.

With respect to International Discovery and Emerging Markets, there are no credit quality or maturity restrictions with regard to the bonds, corporate debt securities and government obligations in which the funds may invest, although less than 35% of each fund's assets will be invested in below-investment-grade fixed income securities. See Explanation of Fixed-Income Securities Ratings, page 36. Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will be chosen primarily for their appreciation potential, the fund also may take the potential for income into account when selecting investments.

In addition to other factors that will affect its value, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of a fund, impact the net asset value of that fund's shares.

Sovereign Debt Obligations
The funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

Convertible Debt Securities
A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than non-convertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

Short Sales
A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the collateral account will be maintained by the fund's custodian. While the short sale is open, the fund will maintain in a segregated custodial account an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost. These securities would constitute the fund's long position.

A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending
In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's total net assets valued at market except

o through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

o by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities
To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices). For example, Standard & Poor's Depositary Receipts, also known as spiders, track the price performance and dividend yield of the S&P Index by providing a stake in the stocks that make up that index.

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There is a range of risks associated with derivative investments, including:
o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;
o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;
o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and
o  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Investments in Companies with Limited Operating Histories
The funds may invest a portion of their assets in the securities of issuers with limited operating history. The fund managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

Repurchase Agreements
Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The fund will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase Agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

When-Issued and Forward Commitment Agreements
The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, a fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities
The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short-Term Securities
In order to meet anticipated redemptions, to hold pending the purchase of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, these funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

o Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;
o Commercial Paper;
o Certificates of Deposit and Euro Dollar Certificates of Deposit;
o Bankers' Acceptances;
o Short-term notes, bonds, debentures, or other debt instruments; and
o Repurchase agreements.

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company, (b) 5% of the fund's total assets with respect to any one investment company and (c) 10% of the fund's total assets in the aggregate. These investments may include investments in money market funds managed by the advisor. Any investments in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

Other Investment Companies
Each of the funds may invest up to 10% of its total assets in other mutual funds provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

(a) 3% of the total voting stock of any one investment company,

(b) 5% of the fund's total assets with respect to any one investment company and

(c) 10% of the fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

The funds are considering investing in India through a Republic of Mauritius company to take advantage of the favorable tax treaty between the countries. There can be no assurance such an investment structure would be effective. As noted in the paragraph above, each fund may invest in the securities of other investment companies. A Mauritius holding company will not be considered an investment company for this purpose.


Futures and Options
Each fund may enter into futures contracts, options or options on futures contracts. Generally, futures transactions will be used to:

o protect against a decline in market value of the fund's securities (taking a short futures position), or

o protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a long futures position), or

o provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. The fund managers may engage in futures and options transactions based on securities indexes that are consistent with the fund's investment objectives. Examples of indices that may be used include the MSCI EAFE Index and MSCI Emerging Markets Free Index. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute margin transactions for purposes of the funds' investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally are not income producing. Coupon bearing securities, such as treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments, to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions
Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures
By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell) call options that obligate it to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.


Foreign Currency Transactions and Forward Exchange Contracts

A fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management strategies involving forward contracts. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

Settlement Hedges or Transaction Hedges. When the fund managers wish to lock in the U.S. dollar price of a foreign currency denominated security when a fund is purchasing or selling the security, the fund may enter into a forward contract to do so. This type of currency transaction, often called a "settlement hedge" or "transaction hedge," protects the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., "settled"). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the fund managers. This strategy is often referred to as "anticipatory hedging."

Position Hedges. When the fund managers believe that the currency of a particular foreign country may suffer substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a "position hedge." For example, if a fund owned securities denominated in Euros, it could enter into a forward contract to sell Euros in return for U.S. dollars to hedge against possible declines in the Euro's value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.

A fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the fund's existing investments are denominated. This type of hedge, often called a "proxy hedge," could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

Shifting Currency Exposure. A fund may also enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to foreign currency, or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the fund managers believed that the U.S. dollar may suffer a substantial decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful use of currency management strategies will depend on the fund management team's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the fund managers anticipate. For example, if a currency's value rose at a time when the fund manager hedged a fund by selling the currency in exchange for U.S. dollars, a fund would not participate in the currency's appreciation. Similarly, if the fund managers increase a fund's exposure to a currency and that currency's value declines, a fund will sustain a loss. There is no assurance that the fund managers' use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.



INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

Fundamental Investment Policies
The funds' fundamental investment policies are set forth below. These investment policies may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

Subject             Policy
Senior Securities   A fund may not issue senior securities, except as permitted under the Investment Company Act.
Borrowing           A fund may not borrow money, except for temporary or
                    emergency purposes (not for leveraging or
                    investment) in an amount not exceeding 33-1/3% of the fund's total assets (including the amount borrowed) less
                    liabilities (other than borrowings).
Lending             A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets
                    would be lent to other parties, except, (i) through the
                    purchase of debt securities in accordance with its
                    investment objective, policies and limitations or (ii) by
                    engaging in repurchase agreements with respect to portfolio securities.
Real Estate         A fund may not purchase or sell real estate unless
                    acquired as a result of ownership of securities or other
                    instruments. This policy shall not prevent a fund from
                    investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
Concentration       A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities
                    issued or guaranteed by the U.S. government or any of its
                    agencies or instrumentalities).
Underwriting        A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of
                    1933 in the disposition of restricted securities.
Commodities         A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
Control             A fund may not invest for purposes of exercising control
                    over management.

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding interfund lending. Under the terms of the exemptive order, the funds may borrow money from or lend money to other funds, ACIM-advised, that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments,

b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents,

c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and

d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies
In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

Subject           Policy
Leveraging        A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.

Liquidity         A fund may not purchase any security or enter into a
                  repurchase agreement if, as a result, more than 15% of its net assets (10% for the money market funds) would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales       A fund may not sell securities short, unless it owns or
                  has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin A fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Futures and A fund may enter into futures conracts and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it invested.

Issuers with      A fund may invest a portion of its assets in the securities of
Limited           issuers with limited operating histories. An issuer is
Operating         considered to have a limited operating history if that issuer
Histories         has a record of less than three years of continuous operation.
                  Periods of capital formation,incubation, consolidations, and research and development may be considered in determing whether a particular issuer has a record of three years of continuous operation.

The Investment Company Act imposes certain additional restrictions of the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The funds'portfolio turnover rates are listed in the Financial Highlights tables in the Prospectus.

The fund managers will purchase and sell securities without regard to the length of time the security has been held. Accordingly, each fund's rate of portfolio turnover may be substantial.

The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of the fund. In order to achieve each fund's investment objective, the fund managers may sell a given security, no matter for how long or for how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the managers believe that the security is not fulfilling its purpose, either because, among other things, it did not live up to the managers' expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a rise in price levels is anticipated, the equity funds may increase their equity positions and decrease their cash positions. However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on the anticipated contribution of the security in question to the funds' objectives, the managers believe that the rate of portfolio turnover is irrelevant when they believe a change is in order to achieve those objectives. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

MANAGEMENT

The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired the advisor to do so. Two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the table below whose names are marked by an asterisk (*) are interested persons of the funds (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with either the funds; the advisor, American Century Investment Management, Inc. (ACIM); the funds' agent for transfer and administrative services, American Century Services Corporation (ACSC); the parent corporation, American Century Companies, Inc.
(ACC) or ACC's subsidiaries (including ACIM and ACSC); the funds' distribution agent American Century Investment Services, Inc. (ACIS); or other funds advised by the advisor. Each director listed below (except James E. Stowers III) serves as a director of five other registered investment companies in the American Century family of funds, which are also advised by the advisor. James E. Stowers III serves as director of 12 other registered investment companies in the American Century family of funds.

Name (Age)                          Position(s) Held With Fund         Principal Occupation(s) during Past five Years
------------------------------------------------------------------------------------------------------------------------------------
James E. Stowers, Jr.* (76)         Director,                          Chairman, Director and controlling shareholder, ACC,
4500 Main Street                    Chairman of the Board              Chairman, ACIM, ACSC, ACIS  and six other ACC
Kansas City, MO 64111                                                  subsidiaries
                                                                       Director, ACIM, ACSC, ACIS and 10 other ACC subsidiaries(1)
------------------------------------------------------------------------------------------------------------------------------------
James E. Stowers III* (41)          Director                           Co-Chairman and Director, ACC
4500 Main Street                                                       Chief Executive Officer, ACIM, ACSC, ACIS and six other
Kansas City, MO 64111                                                  ACC subsidiaries
                                                                       Director, ACIM, ACSC, ACIS  and 11 other ACC subsidiaries(2)
------------------------------------------------------------------------------------------------------------------------------------
Thomas A. Brown (60)                Director                           Area Vice President, Plains States Development, Applied
4500 Main Street                                                       Industrial Technologies, Inc., a corporation engaged
Kansas City, MO 64111                                                  in the sale of bearings and power transmission products
------------------------------------------------------------------------------------------------------------------------------------
Robert W. Doering, M.D. (67)        Director                           Retired, formerly a general surgeon
4500 Main Street
Kansas City, MO 64111
------------------------------------------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D. (55)          Director                           Senior Vice President and Director, Midwest
4500 Main Street                                                       Research Institute
Kansas City, MO 64111
------------------------------------------------------------------------------------------------------------------------------------
D.D. (Del) Hock (65)                Director                           Retired, formerly Chairman, Public Service Company
4500 Main Street                                                       of Colorado; Director, RMI.NET Inc., Hathaway
Kansas City, MO 64111                                                  Corporation, and J.D. Edwards & Company
------------------------------------------------------------------------------------------------------------------------------------
Donald H. Pratt (62)                Director,                          Chairman and Director, Butler Manufacturing
4500 Main Street                    Vice Chairman of the Board         Company; Director, Atlas-Copco North America, Inc.
Kansas City, MO 64111
------------------------------------------------------------------------------------------------------------------------------------
Gale E. Sayers (57)                 Director                           President, Chief Executive Officer and Founder,
4500 Main Street                                                       Sayers Computer Source
Kansas City, MO 64111
------------------------------------------------------------------------------------------------------------------------------------
M. Jeannine Strandjord (54)         Director                           Senior Vice President, Long Distance Finance, Sprint
4500 Main Street                                                       Corporation; Director, DST Systems, Inc.
Kansas City, MO 64111
------------------------------------------------------------------------------------------------------------------------------------
(1)Father of James E. Stowers III
(2)Son of James E. Stowers, Jr.


Committees
The Board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named acts as chairman of the committee.

Committee             Members                         Function of Committee
------------------------------------------------------------------------------------------------------------------------------------
Executive             James E. Stowers, Jr.           The Executive Committee performs the functions of the Board of
                      James E. Stowers III            Directors between Board meetings, subject to the limitations on its
                      Donald H. Pratt                 power set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole Board.
------------------------------------------------------------------------------------------------------------------------------------
Compliance and        Thomas A. Brown                 The Compliance and Communications Committee reviews the results of the funds'
Communications        Donald H. Pratt                 compliance testing program, reviews quarterly reports from the
                      Andrea C. Hall Ph.D             advisor to the Board regarding various compliance
                      Gale E. Sayers                  matters and monitors the implementation of the funds' Code of Ethics, including any violations.
------------------------------------------------------------------------------------------------------------------------------------
Audit                 Jeannine Strandjord             The Audit Committee recommends the engagement of the funds'
                      Robert W. Doering, M.D.         independent auditors and oversees its activities. The Committee
                      D.D. (Del) Hock                 receives reports from the advisor's Internal Audit Department, which is accountable to the Committee. The Committee also receives reporting about compliance matters affecting the funds.
------------------------------------------------------------------------------------------------------------------------------------
Nominating            Donald H. Pratt                 The Nominating Committee primarily considers and recommends
                      D.D. (Del) Hock                 individuals for nomination as directors. The names of potential
                      Andrea C. Hall, PhD             director candidates are drawn from a number of sources, including recommendations from members of the Board, management and
                                                      shareholders. This committee also reviews and makes
                                                      recommendations to the Board with respect to the composition of
                                                      Board committees and other Board-related matters, including its organization, size, composition, responsibilities, functions and compensation.
------------------------------------------------------------------------------------------------------------------------------------

Compensation of Directors
The directors also serve as directors for five American Century investment companies other than the corporation. Each director who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the Board of all six such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the six investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the corporation for the periods indicated and by the six investment companies served by this Board to each director who is not an interested person as defined in the Investment Company Act.

Aggregate Director Compensation for Fiscal Year Ended November 30, 2000


                               Total Compensation         Total Compensation  from the
Name of Director               from the Funds(1)          American Century Family of Funds(2)
Thomas A. Brown                $x                         $x
Robert W. Doering, M.D.        $x                         $x
Andrea C. Hall, Ph.D.          $x                         $x
D.D. (Del) Hock                $x                         $x
Donald H. Pratt                $x                         $x
Lloyd T. Silver, Jr.(3)        $x                         $x
M. Jeannine Strandjord         $x                         $x

1 Includes compensation paid to the directors during the fiscal year ended November 30, 2000, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors. The total amount of deferred compensation included in the preceding table is as follows: Mr. Brown, $x; Dr. Hall, $x; Mr. Hock, $x; Mr. Pratt, $x; Mr. Silver, $x and Ms. Strandjord, $x.

2 Includes compensation paid by the six investment company members of the American Century family of funds served by this Board.

3    Mr. Silver retired from the board on March 4, 2000.


The funds have adopted the Amended and Restated American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended November 30, 2000.

OFFICERS

Background information about the officers of the funds is provided in the table below. All persons named as officers of the funds also serve in similar capacities for the 12 other investment companies advised by ACIM. Not all officers of the funds are listed; only those officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in the following table are interested persons of the funds (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with either the funds, ACC, ACC's subsidiaries (including ACIM, ACSC and ACIS).

------------------------------------- ----------------------------------- -----------------------------------
Name (Age)                            Positions Held with                 Principal Occupation(s)
Address                               the Funds                           During Past Five Years
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
William M. Lyons (45)                 President                           President, ACC (June 1997 to
4500 Main St.                                                             present)
Kansas City, MO 64111                                                     Chief Operating Officer, ACC
                                                                          (June 1995 to present)
                                                                          General Counsel, ACC, ACIM, ACIS,
                                                                          ACSC and other ACC subsidiaries
                                                                          (June 1989 to June 1998)
                                                                          Executive Vice President, ACC,
                                                                          (January 1995 to June 1997)
                                                                          Also serves as:  Executive Vice
                                                                          President and Chief Operating
                                                                          Officer, ACIM, ACIS, ACSC and
                                                                          other ACC subsidiaries, and
                                                                          Executive Vice President of other
                                                                          ACC subsidiaries
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Robert T. Jackson (54)                Executive Vice President and        Chief Administrative Officer and
4500 Main St.                         Chief Financial Officer             Chief Financial Officer, ACC
Kansas City, MO 64111                                                     (August 1997 to present)
                                                                          President, ACSC (January 1999 to
                                                                          present)
                                                                          Executive Vice President, ACC
                                                                          (May 1995 to present)
                                                                          Also serves as: Executive Vice
                                                                          President, ACIM, ACIS and other
                                                                          ACC subsidiaries, and Treasurer
                                                                          of ACC and other ACC subsidiaries

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Maryanne Roepke, CPA (44)             Senior Vice President, Treasurer    Senior Vice President and
4500 Main St.                         and Chief Accounting Officer        Assistant Treasurer, ACSC
Kansas City, MO 64111
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
David C. Tucker (42)                  Senior Vice President               Senior Vice President, ACIM,
4500 Main St.                         And General Counsel                 ACIS, ACSC and other ACC
Kansas City, MO 64111                                                     subsidiaries (June 1998 to
                                                                          present)
                                                                          General Counsel, ACC, ACIM, ACIS,
                                                                          ACSC and other ACC subsidiaries
                                                                          (June 1998 to present)
                                                                          Consultant to mutual fund
                                                                          industry (May 1997 to April 1998)
                                                                          Vice President and General
                                                                          Counsel, Janus Companies (1990 to
                                                                          1997)

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Charles A. Etherington (43)           Vice President                      Vice President (October 1996 to
4500 Main St.                                                             present) and Associate General
Kansas City, MO 64111                                                     Counsel (December 1998 to
                                                                          present), ACSC
                                                                          Counsel to ACSC (February 1994 to
                                                                          December 1998)
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Charles C. S. Park (33)               Vice President                      Vice President (February 2000 to
1665 Charleston Road                                                      present) and Assistant General
Mountain View, CA 94043                                                   Counsel (January 1998 to
                                                                          present), ACSC
                                                                          Counsel to ACSC (October 1995 to
                                                                          January 1998)

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
David H. Reinmiller (37)              Vice President                      Vice President (February 2000 to
4500 Main Street                                                          present) and Assistant General
Kansas City, MO 64111                                                     Counsel (August 1996 to present),
                                                                          ACSC
                                                                          Counsel to ACSC (January 1994 to
                                                                          August 1996)
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Paul Carrigan Jr. (51)                Secretary                           Secretary, ACC (February 1998 to
4500 Main St.                                                             present)
Kansas City, MO 64111                                                     Director of Legal Operations,
                                                                          ACSC (February 1996 to present)
                                                                          Board Communications Manager
                                                                          (April 1994 to January 1996)
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Robert J. Leach (34)                  Controller                          Vice President, ACSC (February
4500 Main St.                                                             2000 to present)
Kansas City, MO 64111                                                     Controller-Fund Accounting, ACSC
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Jon Zindel (33)                       Tax Officer                         Vice President of Taxation, ACSC
4500 Main Street                                                          (1996 to present)
Kansas City, MO 64111                                                     Vice President, ACIM, ACIS and
                                                                          other ACC subsidiaries (April
                                                                          1999 to present)
                                                                          President, American Century
                                                                          Employee Benefit Services, Inc.
                                                                          (January 2000 to present)
                                                                          Treasurer, American Century
                                                                          Ventures, Inc. (December 1999 to
                                                                          present)
                                                                          Tax Manager, Price Waterhouse LLP
                                                                          (1989 to 1996)
------------------------------------- ----------------------------------- -----------------------------------



Code of Ethics

The funds, their investment advisor and principal underwriters have adopted codes of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

THE FUNDS' PRINCIPAL SHAREHOLDERS
As of February 5, 2001, the following companies were the record owners of more than 5% of the outstanding shares of any class of a fund:

                                                                     Percentage of
Fund                  Shareholder                                    Shares Outstanding
----                  -----------                                    ------------------
Global Growth
Advisor               Donaldson Lufkin Jenrette
                      Securities Corporation, Inc.                   XXX%
                      Jersey City, NJ

International Growth
Investor              Charles Schwab & Co. Inc.                      XXX%
                      San Francisco, CA
                      Morgan Guaranty Trust of NY                    XXX%
                      Newark, DE
Advisor               Nationwide 401K Public
                      Nationwide Insurance Co.                       XXX%
                      Columbus, OH
                      American Chamber of Commerce Executives        XXX%
                      Amended and Restated MPP Plan & Trust
                      Springfield, MO
Institutional         Dingle & Co.                                   XXX%
                      Detroit, MI
                      Charles Schwab & Co. Inc.                      XXX%
                      San Francisco, CA
                      Chase Manhattan Bank, Trustee                  XXX%
                      Robert Bosch Corporation New Star Plan & Trust
                      New York, NY
                      Morgan Guaranty Trust Company, Trustee         XXX%
                      Deferred Profit Sharing Plan of
                      Morgan Guaranty Trust Co. of NY
                      Affiliated Companies for US Employees
                      New York, NY
                      American Century Profit Sharing & 401K         XXX%
                      Savings Plan & Trust
                      Kansas City, MO
                      UMB Bank NA, Trustee                           XXX%
                      Navistar International Transportation Corp
                      401k Retirement Savings Plan & Trust
                      Kansas City, MO

International Discovery
Investor              Charles Schwab & Co., Inc.                     XXX%
                      San Francisco, CA
Advisor               Jato & Co.                                     XXX%
                      Minneapolis, MN
                      Luther & Co.                                   XXX%
                      Farmington Hills, MI
                      IFTC, Custodian,                               XXX%
                      Lizardtech, Inc.
                      Kansas City, MO
                      Arrowhead Trust, Inc.                          XXX%
                      San Bernardino, CA
Institutional         Morgan Guaranty Trust Company, Trustee         XXX%
                      Deferred PS Plan of Morgan Guaranty Trust Co.
                      of NY & Affiliated Companies for US Employees
                      New York, NY
                      Pell Rudman Trust Company NA                   XXX%
                      Boston, MA
                      US Bank NA Trustee                             XXX%
                      Ceridian Corporation Master Trust
                      St. Paul, MN
                      Charles Schwab & Co., Inc.                     XXX%
                      San Francisco, CA
                      American Century Profit Sharing & 401K         XXX%
                      Savings Plan & Trust
                      Kansas City, MO
                      Mitra & Co.                                    XXX%
                      Milwaukee, WI
                      Goodness Ltd.                                  XXX%
                      Nassau, The Bahamas



                                                                        Percentage of
Fund                     Shareholder                                    Shares Outstanding
----                     -----------                                    ------------------
Emerging Markets
Investor                 Charles Schwab & Co., Inc.                     XXX%
                         San Francisco, CA
Advisor                  Pershing Kay & Herbert Mills, Trustee          XXX%
                         FBO Professional Serv Defined
                         Benefit Pension Plan
                         Palo Alto, CA
                         Donaldson Lufkin Jenrette
                         Securities Corporation, Inc.                   XXX%
                         Jersey City, NJ
                         Suntrust Bank Central Florida NA, Trustee      XXX%
                         Conitex Sonoco Inc. Subsidiaries 401K Plan
                         Englewood, CO
                         AG Edwards & Sons Inc FBO Michael Chaney TTE   XXX%
                         Michael Chaney Interv
                         St Louis, MO
Institutional            Charles Schwab & Co., Inc.                     XXX%
                         San Francisco, CA
                         American Century Profit Sharing & 401K         XXX%
                         Savings Plan & Trust
                         Kansas City, MO
                         Henry R. Fett, Trustee                         XXX%
                         1999 Irrevocable US Annuity & Gift Trust
                         Clayton, MO
                         Goodness Ltd.                                  XXX%
                         Nassau, The Bahamas
                         American Century Services Corporation          XXX%
                         Stock Option Surrender PlanTrust
                         Kansas City, MO



The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. As of February 5, 2001, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS
The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds and is described below.

ACIM and ACSC are both wholly owned by ACC. James E. Stowers Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in the Prospectus under the heading Management.

For the services provided to the fund, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. The funds have a stepped fee structure, as follows:

Fund                            Class                Percent of Average Net Assets
----                            -----                -----------------------------
Global Growth                   Investor             1.30% of first $1 billion
                                                     1.15% of the next $1 billion
                                                     1.05% over $2 billion
----------------------------------------------------------------------------------
                                Institutional        1.10% of first $1 billion
                                                     0.95% of the next $1 billion
                                                     0.85% over $2 billion
----------------------------------------------------------------------------------
                                Advisor              1.05% of first $1 billion
                                                     0.90% of the next $1 billion
                                                     0.80% over $2 billion
----------------------------------------------------------------------------------
International Growth            Investor             1.50% of first $1 billion
                                                     1.20% of the next $1 billion
                                                     1.10% over $2 billion
                                Institutional        1.30 of first $1 billion
                                                     1.00% of the next $1 billion
                                                     0.90% over $2 billion
                                Advisor              1.25% of first $1 billion
                                                     0.95% of the next $1 billion
                                                     0.85% over $2 billion
----------------------------------------------------------------------------------
International Small Business    Investor             XXX% of first $500 million
                                                     XXX% of the next $500 million
                                                     XXX% over $1 billion
                                Institutional        XXX% of first $500 million
                                                     XXX% of the next $500 million
                                                     XXX% over $1 billion
                                Advisor              XXX% of first $500 million
                                                     XXX% of the next $500 million
                                                     XXX% over $1 billion
----------------------------------------------------------------------------------
International Discovery         Investor             1.75% of first $500 million
                                                     1.40% of the next $500 million
                                                     1.20% over $1 billion
                                Institutional        1.55% of first $500 million
                                                     1.20% of the next $500 million
                                                     1.00% over $1 billion
                                Advisor              1.50% of first $500 million
                                                     1.15% of the next $500 million
                                                     0.75% over $1 billion
----------------------------------------------------------------------------------
Emerging Markets                Investor             2.00% of first $500 million
                                                     1.50% of the next $500 million
                                                     1.25% over $1 billion
                                Institutional        1.80% of first $500 million
                                                     1.30% of the next $500 million
                                                     1.05% over $1 billion
                                Advisor              1.55% of first $500 million
                                                     1.25% of the next $500 million
                                                     1.00% over $1 billion
----------------------------------------------------------------------------------

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1) the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2) the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor. The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The corporation's Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund by class for the fiscal periods ended November 30, 2000, 1999 and 1998, are indicated in the following table.
Unified Management Fees


Fund                                2000           1999              1998

Global Growth(1)

  Investor                          x              $1,644,937        N/A

  Advisor                           x              483               N/A
International Growth
  Investor                          x              36,878,929        $29,196,029
  Advisor                           x              364,444           155,228
  Institutional                     x              444,815           251,829
International Small Business(2)
  Investor                          N/A            N/A               N/A
  Advisor                           N/A            N/A               N/A
  Institutional                     N/A            N/A               N/A
International Discovery
  Investor                          x              14,437,198        12,121,551
  Advisor                           x              285               85
  Institutional                     x              1,531,868         648,372
Emerging Markets
  Investor                          x              876,060           387,349
  Advisor                           x              838               N/A
  Institutional                     x              192,678           N/A

1 Commenced operations December 1, 1998.

2 Commenced operations March 31, 2001.


TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and the advisor. The advisor pays ACSC for these services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by ACIS, a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC, and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best efforts underwriting of the funds' shares. This means the distributor has no liability for unsold shares.

OTHER SERVICE PROVIDERS
Custodian Banks
Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

Independent AuditorS

Deloitte & Touche LLP is the independent auditors of the funds. The address of Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri 64106. As the independent auditor of the funds, Deloitte & Touche LLP provides services including:

(1)  audit of the annual financial statements for each fund,

(2)  assistance and consultation in connection with SEC filings and

(3)  review of the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION
Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor proposes to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

In the years ended November 30, 2000, 1999 and 1998, the brokerage commissions of each fund were:

Fund                                2000        1999              1998
Global Growth(1)                    x           $557,921          N/A
International Growth                x           $11,652,482       $15,309,281
International Small Business(2)     N/A         N/A               N/A
International Discovery             x           $5,484,404        $6,874,602
Emerging Markets                    x           $814,884          $384,373

1 Commenced operations December 1, 1998.

2 Commenced operations March 31, 2001

The brokerage commissions paid by the funds may exceed those which another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place its over-the-counter transactions with principal market makers, but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

INFORMATION ABOUT FUND SHARES
Each of the four funds named on the front of this Statement of Additional Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation's (i.e., all funds') outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of your investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investment and other assets held for each series or class. Your rights as a shareholder are the same for all series or class of securities unless otherwise stated. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the funds, shareholders of each series or class of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to four classes of shares: an Investor Class, an Institutional Class, an Advisor Class and a C Class. Not all funds offer all four classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional, Service and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (the Advisor Class Plan)(described beginning on this page). The C Class also is made available through financial intermediaries, for purchase by individual investors using "wrap account" style advisory and personal services from the intermediary. The total management fee is the same as for Investor Class, but the C Class shares also are subject to a Master Distribution and Individual Shareholder Services Plan (the C Class Plan)(described below). The Advisor Class Plan and the C Class Plan have been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the funds' Advisor and C Classes have approved and entered into the Advisor Class Plan and the C Class Plan. The Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plans may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers (NASD).


Master Distribution and Shareholder Services Plan (Advisor Class Plan)

As described in the Prospectus, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class shareholders. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' advisor has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the funds' Board of Directors has adopted a Master Distribution and Shareholder Services Plan. Pursuant to the Plan, the Advisor Class pays the distributor a fee of 0.50% annually of the aggregate average daily asset value of the funds' Advisor Class shares, 0.25% of which is paid for Shareholder Services (described below) and 0.25% of which is paid for distribution services. During the fiscal year ended November 30, 2000, the aggregate amount of fees paid under the Plan were:

Global Growth                               $x
International Discovery                     $x
International Growth                        $x
Emerging Markets                            $x

Payments may be made for a variety of shareholder services, including, but are not limited to,

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds' distributor

(b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions

(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses

(d) providing and maintaining elective services such as check writing and wire transfer services

(e)  acting as shareholder of record and nominee for beneficial owners

(f)  maintaining account records for shareholders and/or other beneficial owners

(g)  issuing confirmations of transactions

(h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting

(i) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j) providing other similar administrative and sub-transfer agency services. Shareholder Services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds. During the fiscal year ended November 30, 2000, the amount of fees paid under the Plan for shareholder services were:
Global Growth                               $x
International Discovery                     $x
International Growth                        $x
Emerging Markets                            $x

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to

(a) the payment of sales commissions, on going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements;

(b) compensation to registered representatives or other employees of Distributor who engage in or support distribution of the funds' Advisor Class shares

(c) compensation to, and expenses (including overhead and telephone expenses) of, Distributor

(d) the printing of prospectuses, statements of additional information and reports for other than existing shareholders

(e) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports

(g) the providing of facilities to answer questions from prospective investors about fund shares

(h) complying with federal and state securities laws pertaining to the sale of fund shares

(i) assisting investors in completing application forms and selecting dividend and other account options

(j) the providing of other reasonable assistance in connection with the distribution of fund shares

(k) the organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives

(l)  profit on the foregoing

(m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended November 30, 2000, the amount of fees paid under the Plan for distribution services were:
Global Growth                               $x
International Discovery                     $x
International Growth                        $x
Emerging Markets                            $x



Master Distribution and Individual Shareholder Services Plan (C Class Plan)

As described in the Prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the fund's Board of Trustees has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the Advisor, as paying agent for the fund, a fee equal to 1.00% annually of the average daily net asset value of the fund's C Class shares, .25% of which is paid for individual shareholder services (as described below) and
 .75% of which is paid for distribution services (as described below). Because this is a new class, no fees were paid under the C Class Plan for the most recent fiscal year.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Dealer Concessions

The fund's distributor expects to pay sales commissions to the financial intermediaries who sell C Class shares of the fund at the time of such sales. Payments will equal 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the distribution fee paid by the fund for the first 13 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first 13 months, the distributor will make the distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a monthly basis.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' Prospectus and in Your Guide to American Century Services. The Prospectus and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time. Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded or as of the close of the New York Stock Exchange, if that is earlier. That value is then converted to U.S. dollars at the prevailing foreign exchange rate. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the New York Stock Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

TAXES

Federal Income Taxes

Each fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Dividends from domestic corporations may qualify for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held greater than 12 months are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain to you with respect to such shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, the mutual fund shares must have been held for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) to the IRS. Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

Redemption of shares of a fund (including redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

State and Local Taxes

Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.


HOW FUND PERFORMANCE INFORMATION IS CALCULATED
The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

The tables on page xx and xx set forth the average annual total return for the various classes of the funds for the one-, five- and 10-year periods (or the period since inception) ended November 30, 2000, the last day of the funds' fiscal year.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

Average Annual Total Returns-- Investor Class (insert new numbers)


Fund                                1 year         5 years      10 years    From Inception      Inception Date
Global Growth                       x%             N/A          N/A         x%                  12/01/1998
International Growth                x%             x%           N/A         x%                  05/09/1991
International Discovery             x%             x%           N/A         x%                  04/01/1994
Emerging Markets                    x%             N/A          N/A         x%                  09/30/1997

Average Annual Total Returns -- Institutional Class


Fund                                1 year         5 years      10 years    From Inception      Inception Date
International Growth                x%             N/A          N/A         x%                  11/20/1997
International Discovery             x%             N/A          N/A         x%                  01/01/1998
Emerging Markets                    x%             N/A          N/A         x%                  01/28/1999


Average Annual Total Returns -- Advisor Class

Fund                                1 year         5 years      10 years    From Inception      Inception Date
International Growth                x%             N/A          N/A         x%                  10/02/1996
International Discovery             x%             N/A          N/A         x%                  04/28/1998
Emerging Markets                    x%             N/A          N/A         x%                  05/12/1999


Performance Comparisons

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

Permissible Advertising Information

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging)

(2)  discussions of general economic trends

(3)  presentations of statistical data to supplement such discussions

(4) descriptions of past or anticipated portfolio holdings for one or more of the funds

(5)  descriptions of investment strategies for one or more of the funds

(6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds

(7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks

(8) discussions of fund rankings or ratings by recognized rating organizations; and

(9) testimonials describing the experience of persons that have invested in one or more of the funds. The funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

Multiple Class Performance Advertising

Pursuant to the Multiple Class Plan, the corporation may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the managers may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS
The financial statements of the funds are included in the Annual Report to shareholders for the fiscal year ended November 30, 2000. The Annual Report is incorporated herein by reference. You may receive copies of the report without charge upon request to American Century at the address and telephone number shown on the back cover of this Statement of Additional Information.

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS
As described in the Prospectus and in this SAI, the funds may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions as noted in the Prospectus. The following is a summary of the rating categories referenced in the Prospectus.
Bond Ratings


S&P      Moody's  Description
AAA      Aaa      These are the highest ratings assigned by S&P and Moody's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA       Aa       Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from AAA/Aaa issues only in a small degree.

A        A        Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB      Baa      Debt rated BBB/Baa is regarded as having an adequate capacity to pay interest and repay principal.
                  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB       Ba       Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B        B        Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.

CCC      Caa      Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC/Caa rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-/B3 rating.

CC       Ca       The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa rating.

C        C        The rating C typically is applied to debt subordinated to senior debt, which is assigned an actual or implied CCC-/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI       -        The rating CI is reserved for income bonds on which no interest is being paid.

D        D        Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard
& Poor's.

Commercial Paper Ratings

S&P      Moody's  Description
---      -------  -----------
A-1      Prime-1  This indicates that the degree of safety regarding timely payment is strong.
         (P-1)    Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.

A-2      Prime-2  Capacity for timely payment on commercial paper is satisfactory, but the relative
         (P-2)    degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated, may be more affected by external conditions.
                  Ample alternate liquidity is maintained.

A-3      Prime-3  Satisfactory capacity for timely repayment. Issues that carry this rating are somewhat
         (P-3)    more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.

Note Ratings


S&P      Moody's           Description
---      -------           -----------
SP-1     MIG-1; VMIG-1     Notes are of the highest quality
                           enjoying strong protection from established cash
                           flows of funds for their servicing or from
                           established and broad-based access to the market for
                           refinancing, or both.

SP-2     MIG-2; VMIG-2     Notes are of high quality with margins
                           of protection ample, although not so large as in the
                           preceding group.

SP-3     MIG-3; VMIG-3     Notes are of favorable quality with all
                           security elements accounted for, but lacking the
                           undeniable strength of the preceding grades. Market
                           access for refinancing, in particular, is likely to
                           be less well established.

SP-4     MIG-4; VMIG-4     Notes are of adequate quality carrying
                           specific risk but having protection and not
                           distinctly or predominantly speculative.


More information about the funds is contained in these documents


Annual and Semiannual Reports
Annual and Semiannual Reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

o an employer-sponsored retirement plan
o a bank
o a broker-dealer
o an insurance company
o another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Security and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

o In person       SEC Public Reference Room
                  Washington, D.C.
                  Call 1-202-942-8090 for location and hours.

o On the Internet oEDGAR database at www.sec.gov
                  oBy email request at publicinfo@sec.gov

o By mail         SEC Public Reference Section
                  Washington, D.C.
                  20549-0102

Investment Company Act File No. 811-6247




American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

www.americancentury.com

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business; Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533


SH-SAI--------  0003

AMERICAN CENTURY
Statement of
Additional Information

                                             Life Sciences Fund Technology Fund


                                                                    May 1, 2001
                                     American Century World  Mutual Funds, Inc.

   THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS' INVESTOR, ADVISOR AND INSTITUTIONAL CLASS PROSPECTUSES, DATED MARCH 14, 2001,
     AND THE C CLASS PROSPECTUS, DATED MAY 1, 2001, BUT IS NOT A PROSPECTUS. THE
      STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT PROSPECTUS. IF YOU WOULD LIKE A COPY OF THE PROSPECTUS, PLEASE
CONTACT US AT ONE OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER
                OR VISIT AMERICAN CENTURY'S WEB SITE AT WWW.AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN A FREE COPY OF THE FUND'S ANNUAL OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

                                     American Century Investment Services, Inc.




TABLE OF CONTENTS

The Funds' History                                                         X
Fund Investment Guidelines                                                 X
Fund Investments and Risks                                                 X
     Investment Strategies and Risks                                       X
     Investment Policies                                                   X
     Portfolio Turnover                                                    X
Management                                                                 X
     The Board of Directors                                                X
     Officers                                                              X
     Code of Ethics                                                        X
Service Providers                                                          X
     Investment Advisor                                                    X
     Transfer Agent and Administrator                                      X
     Distributors                                                          X
Other Service Providers                                                    X
     Custodian Banks                                                       X
     Independent Auditors                                                  X
Brokerage Allocation                                                       X
Information about Fund Shares                                              X
     Multiple Class Structure                                              X
     Buying and Selling Fund Shares                                        X
     Valuation of a Fund's Securities                                      X
Taxes                                                                      X
     Federal Income Tax                                                    X
     State and Local Income Tax                                            X
How Fund Performance Information Is Calculated                             X
     Performance Comparisons                                               X
     Permissible Advertising Information                                   X
     Multiple Class Performance Advertising                                X
Explanation of Fixed-Income Securities Ratings                             X




THE FUNDS' HISTORY

American Century World Mutual Funds, Inc., is a registered open-end management investment company that was organized in 1990 as a Maryland corporation under the name Twentieth Century World Investors, Inc. In January 1997 it changed its name to American Century World Mutual Funds, Inc. Throughout this Statement of Additional Information we refer to American Century World Mutual Funds, Inc. as the corporation.

Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, tax identification and stock registration numbers.

                 INVESTOR CLASS        ADVISOR CLASS       INSTITUTIONAL CLASS        C CLASS
-----------------------------------------------------------------------------------------------------
               Ticker   Inception    Ticker   Inception     Ticker   Inception     Ticker  Inception
Fund           Symbol   Date         Symbol   Date          Symbol   Date          Symbol  Date
-----------------------------------------------------------------------------------------------------
Life Sciences  ALSIX    6/30/2000    N/A      11/14/2000    N/A      7/17/2000     N/A     5/1/2001
-----------------------------------------------------------------------------------------------------
Technology     ATCIX    6/30/2000    N/A      6/30/2000     N/A      7/14/2000     N/A     5/1/2001

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century Investment Management, Inc., can use various investment vehicles and strategies in managing the funds' assets. Descriptions of the investment techniques and risks associated with each appear in the section Investment Strategies and Risks, which begins on page 3. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the funds' Prospectus.

Each fund is nondiversified as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than the U.S. government).

(1) To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(2) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S government or a regulated investment company), and with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the funds' Prospectus, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the advisor's intention that the funds will generally consist of U.S. and foreign equity securities. However, subject to the specific limitations applicable to the funds, the funds' management teams may invest the assets of the funds in varying amounts in other instruments, such as those reflected in Table 1 on page 3, when such a course is deemed appropriate.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested in equity securities, regardless of the movement of stock prices, generally. In most circumstances, each fund's actual level of cash and cash equivalents will be less than 10%. [The managers may use stock index futures as a way to expose a fund's cash assets to the market, while maintaining liquidity.] As mentioned in the Prospectus, the managers may not leverage each fund's portfolios; so there is no greater market risk to the fund than if it purchases stocks. See Short-term Securities, page 10, Futures and Options, page 10, and Derivative Securities, page 7.

An X in the column in Table 1 indicates that that fund may invest in the investment vehicle or technique that appears in the corresponding row.


TABLE 1
-------------------------------------------------------------------------------
                                 Life Sciences         Technology
-------------------------------------------------------------------------------
Foreign Securities               X                     35%
-------------------------------------------------------------------------------
Equity Equivalents               X                     x
-------------------------------------------------------------------------------
Debt Securities                  35%                   35%
-------------------------------------------------------------------------------
Sovereign Debt Obligations       X                     x
-------------------------------------------------------------------------------
Convertible Securities           X                     x
-------------------------------------------------------------------------------
Short Sales                      X                     X
-------------------------------------------------------------------------------
Portfolio Lending                33-1/3%               33-1/3%
-------------------------------------------------------------------------------
Derivative Securities            X                     x
-------------------------------------------------------------------------------
Investments in Companies
with Limited
Operating Histories              15%                   15%
-------------------------------------------------------------------------------
Other Investment Companies       10%                   10%
-------------------------------------------------------------------------------
Repurchase Agreements            X                     x
-------------------------------------------------------------------------------
When-Issued and Forward
Commitment Agreements            X                     x
-------------------------------------------------------------------------------
Restricted and
Illiquid Securities              15%                   15%
-------------------------------------------------------------------------------
Short-Term Securities            X
-------------------------------------------------------------------------------
Futures & Options                X                     x
-------------------------------------------------------------------------------
Forward Currency
Exchange Contracts               X                     x
-------------------------------------------------------------------------------

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques that the fund managers can use in managing each fund's assets. It also details the risks associated with each investment vehicle or technique, because each investment vehicle and technique contributes to a fund's overall risk profile. To determine whether the funds may invest in a particular investment vehicle and whether there is a limit on the amount of fund assets that can be invested in such vehicle or utilize such technique, consult Table 1.

Foreign Securities

Each fund may invest in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets. A description of the funds' investment strategy regarding foreign securities is contained in the funds' Prospectus. Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies including:

Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

Political and Economic Risk. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of the funds or other assets, could also adversely affect the value of investments. Further, the funds may encounter difficulties or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

Regulatory Risk. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

Market and Trading Risk. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned thereon. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the funds have entered into a contract to sell the security, liability to the purchaser.

Ownership Risk. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company's share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company's share register is controlling. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered on the issuer's share register at the time of the transaction, or that a fund's ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the funds intend to invest directly in Russian companies that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the funds.

Emerging Markets. Investing in emerging market companies generally is also riskier than investing in other foreign securities. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

As a result of the foregoing risks, the funds are intended for aggressive investors seeking gains through either a life sciences sector fund or technology and telecommunications-related sector fund that may make investments in foreign, as well as U.S., securities. Those investors must be willing and able to accept the significant risks associated with the investment strategy that the fund will pursue. An investment in the funds is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.

Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. An example of one type of derivative security in which the funds might invest is a depositary receipt.

Debt Securities

The managers believe that common stocks and other equity and equity-equivalent securities ordinarily offer the greatest potential for capital appreciation. The funds may invest, however, in any security the managers believe has the potential for capital appreciation. When the managers believe that the total return potential of other securities equals or exceeds the potential return of equity securities, the funds may invest up to 35% in such other securities. The other securities the funds may invest in are bonds, notes and debt securities of companies, and obligations of domestic or foreign governments and their agencies. The funds will attempt to stay fully invested regardless of the movement of stock and bond prices generally.

In the event of exceptional market or economic conditions, each fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth. Each fund will limit its purchases of debt securities to investment-grade obligations. For long-term debt obligations, this includes securities that are rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation (S&P), or that are not rated but are considered by the managers to be of equivalent quality. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities. See Explanation of Fixed-Income Securities Ratings, page 30.

In addition to other factors that will affect its value, the value of each fund's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of the funds, impact the net asset value of each fund's shares.

Sovereign Debt Obligations

The funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock; however, they generally offer lower yields than non-convertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

Short Sales

Each fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the fund engages in a short sale, the collateral account will be maintained by the fund's custodian. While the short sale is open, the fund will maintain in a segregated custodial account an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost. These securities would constitute the fund's long position.

Each fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, each fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's total net assets valued at market except

* through the purchase of debt securities in accordance with its investment

* objectives, policies and limitations, or by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

Each fund may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement the value of which is based on, or derived from, a traditional security, asset or market index. Certain derivative securities are more accurately described as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depository receipts), currencies, interest rates, indices or other financial indicators (reference indices). For example, Standard & Poor's Depository Receipts, also known as spiders, track the price performance and dividend yield of the S&P Index by providing a stake in the stocks that make up that index.

Another example of one type of derivative security in which the funds may invest is a depository receipt, depository shares or similar instrument (DRS). In addition to investing in common stocks, the funds may make foreign investments either directly in foreign securities or indirectly by purchasing depository receipts, depository shares or similar instruments (DRs) for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds also may purchase securities of issuers in foreign markets, either on foreign securities exchanges, electronic trading networks or in over-the-counter markets.

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with derivative investments, including:

* the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

* the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

* the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

* the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Investments in Companies with Limited Operating Histories

Each fund may invest a portion of its assets in the securities of issuers with limited operating history. The fund managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the fund's advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, the fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the fund has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, to hold pending the purchase of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

* Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

* Commercial Paper;

* Certificates of Deposit and Euro Dollar Certificates of Deposit;

* Bankers' Acceptances;

* Short-term notes, bonds, debentures, or other debt instruments; and

* Repurchase agreements.

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company, (b) 5% of the fund's total assets with respect to any one investment company and (c) 10% of the fund's total assets in the aggregate. These investments may include investments in money market funds managed by the advisor.

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other mutual funds provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

(a) 3% of the total voting stock of any one investment company;

(b) 5% of the fund's total assets with respect to any one investment company;
    and

(c) 10% of a fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Generally, futures transactions will be used to:

* protect against a decline in market value of the fund's securities (taking a short futures position), or

* protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a long futures position), or

* provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. The fund managers may engage in futures and options transactions based on securities indexes that are consistent with the fund's investment objectives. Examples of indices that may be used include the MSCI EAFE Index and MSCI Emerging Markets Free Index. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute margin transactions for purposes of the funds' investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally are not income producing. Coupon bearing securities, such as treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments, to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, the fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, the fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although it does not currently intend to do so, each fund may write (or sell) call options that obligate it to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Forward Currency Exchange Contracts

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See Derivative Securities, page 7.

The funds expect to use forward contracts under two circumstances:

(1) When the fund managers wish to lock in the U.S. dollar price of a security when a fund is purchasing or selling a security denominated in a foreign currency, a fund would be able to enter into a forward contract to do so; o

(2) When the fund managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

Under the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, the fund could enter into a forward contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will segregate on its records cash or securities in an amount sufficient to cover its obligations under the contract.

The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies may not be changed without approval of a majority of the outstanding votes of shareholders of the funds, as determined in accordance with the Investment Company Act.

Subject           Policy
--------------------------------------------------------------------------------
Senior Securities A fund may not issue senior securities, except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing         A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending           A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate       A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration     The fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities), except that the funds may concentrate its investments in securities of issuers as follows: engaged in the technology or telecommunications industries and related industry groups [Technology only]; or engage in the medical and health care industry and related industry groups [Life
                  Sciences only].
--------------------------------------------------------------------------------
Underwriting      A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of
                  1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities       A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                  instruments; provided that this limitation shall not prohibit the fund from purchasing or selling options by physical
                  commodities.
--------------------------------------------------------------------------------
Control           A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding interfund lending. Under the terms of the exemptive order, the funds may borrow money from or lend money to other funds, ACIM-advised, that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

Subject           Policy
--------------------------------------------------------------------------------
Leveraging        A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity         A fund may not purchase any security or enter into a
                  repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or
                  contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales       A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin            A fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin
                  payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
--------------------------------------------------------------------------------
Futures and       A fund may enter into futures contracts and write and buy
Options           put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it
                  invested.
--------------------------------------------------------------------------------
Issuers with      A fund may invest a portion of its assets in the securities
Limited           of issuers with limited oeprating histories.  An issuer
Operating         is considered to have a limited operating history if that
Histories         issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation,
                  consolidations, and research and development may be considered in determing whether a particular issuer has a record of three years of continuous operation.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The funds' portfolio turnover rates are listed in the Financial Highlights tables in the Prospectus.

The fund managers will purchase and sell securities without regard to the length of time the security has been held. Accordingly, each fund's rate of portfolio turnover may be substantial.

The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a fund. In order to achieve the fund's investment objective, the fund managers may sell a given security, no matter for how long or for how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the managers believe that the security is not fulfilling its purpose, either because, among other things, it did not live up to the managers' expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a rise in price levels is anticipated, the funds may increase their equity positions and decrease their cash positions. However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on the anticipated contribution of the security in question to a fund's objectives, the managers believe that the rate of portfolio turnover is irrelevant when they believe a change is in order to achieve those objectives. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

MANAGEMENT

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired the advisor to do so. Two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the table below whose names are marked by an asterisk (*) are interested persons of the funds (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with the funds; the advisor, American Century Investment Management, Inc. (ACIM); the funds' agent for transfer and administrative services, American Century Services Corporation (ACSC); the parent corporation, American Century Companies, Inc.
(ACC) or ACC's subsidiaries (including ACIM and ACSC); the funds' distribution agent, American Century Investment Services, Inc. (ACIS); or other funds advised by the advisor. Each director listed below (except James E. Stowers III) serves as a director of six registered investment companies in the American Century family of funds, which are also advised by the advisor. James E. Stowers III serves as a director of 13 other registered investment companies in the American Century family of funds

Name (Age)                   Position(s)    Principal Occupation(s)
Address                      Held With      During Past Five Years
                             Funds
--------------------------------------------------------------------------------------------------
James E. Stowers, Jr.* (77)  Director,      Chairman, Director and controlling shareholder, ACC
4500 Main Street             Chairman of    Chairman , ACIM, ACSC and seven other ACC subsidiaries
Kansas City, MO 64111        the Board      Director, ACIM, ACSC and 11 other ACC subsidiaries(1)
--------------------------------------------------------------------------------------------------
James E. Stowers III* (42)   Director       Co-Chairman, ACC (September 2000 to present)
4500 Main Street                            Chief Executive Officer, ACC (June 1996
Kansas City, MO 64111                       to September 2000)
                                            Chief Executive Officer, ACIM, ACSC and seven
                                            other ACC subsidiaries
                                            Director, ACC, ACIM, ACSC and 13
                                            other ACC subsidiaries
                                            President, ACC (January 1995 to June 1997)
                                            President, ACIM and ACSC (April 1993
                                            to August 1997) (2)
--------------------------------------------------------------------------------------------------
Thomas A. Brown (60)         Director       Area Vice President, Plains States Development,
4500 Main Street                            Applied Industrial Technologies, Inc.,
Kansas City, MO 64111                       a corporation engaged in the sale of
                                            bearings and power transmission products
--------------------------------------------------------------------------------------------------
Robert W. Doering, M.D. (68) Director       Retired, formerly a general surgeon
4500 Main Street
Kansas City, MO 64111
--------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D. (56)   Director       Senior Vice President and Director,
4500 Main Street                            Midwest Research Institute
Kansas City, MO 64111
--------------------------------------------------------------------------------------------------
D.D. (Del) Hock (66)         Director       Retired, formerly Chairman, Public
4500 Main Street                            Service Company of Colorado
Kansas City, MO 64111                       Director, RMI.NET Inc., Hathaway
                                            Corporation and J.D. Edwards & Company
--------------------------------------------------------------------------------------------------
Donald H. Pratt (63)         Director,      Chairman of the Board and Director,
4500 Main Street             Vice Chairman  Butler Manufacturing Company,
Kansas City, MO 64111        of the Board   Director, Atlas-Copco North America Inc.
--------------------------------------------------------------------------------------------------
Gale E. Sayers (57)          Director       President, Chief Executive Officer and Founder,
4500 Main Street                            Sayers Computer Source
Kansas City, MO 64111
--------------------------------------------------------------------------------------------------
M. Jeannine Strandjord (55)  Director       Senior Vice President, Long Distance
4500 Main Street                            Finance, Sprint Corporation
Kansas City, MO 64111                       Director, DST Systems, Inc.
--------------------------------------------------------------------------------------------------

(1) Father of James E. Stowers III

(2) Son of James E. Stowers, Jr.

Committees

The Board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named acts as chairman of the committee.

Committee       Members                 Function of Committee
-------------------------------------------------------------------------------------------------------------
Executive       James E. Stowers, Jr.   The Executive Committee performs the functions of the Board of
                James E. Stowers III    Directors between Board meetings, subject to the limitations on its
                Donald H. Pratt         power set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole Board.
-------------------------------------------------------------------------------------------------------------
Compliance and  Thomas A. Brown         The Compliance and Communications Committee reviews the
Communications  Donald H. Pratt         results of the funds' compliance testing program,
                Andrea C. Hall Ph.D     reviews quarterly reports from the  advisor to the Board
                Gale E. Sayers          regarding various compliance  matters and monitors the
                                        implementation of the funds' Code of Ethics, including
                                        any violations
-------------------------------------------------------------------------------------------------------------
Audit           Jeannine Strandjord     The Audit Committee recommends the engagement of the funds'
                Robert W. Doering, M.D. independent auditors and oversees its activities. The Committee
                D.D. (Del) Hock         receives reports from the advisor's Internal Audit Department, which is accountable to the Committee. The Committee also receives reporting about compliance matters affecting the funds.
-------------------------------------------------------------------------------------------------------------
Nominating      Donald H. Pratt         The Nominating Committee primarily considers and recommends
                D.D. (Del) Hock         individuals for nomination as directors. The names of potential
                Andrea C. Hall, PhD     director candidates are drawn from a number of sources, including recommendations from members of the Board, management and
                                        shareholders. This committee also reviews and makes
                                        recommendations to the Board with respect to the composition of
                                        Board committees and other Board-related matters, including its organization, size, composition, responsibilities, functions and compensation.

COMPENSATION OF DIRECTORS

The directors also serve as directors for five American Century investment companies other than the corporation. Each director who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the Board of all six such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the six investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the six investment companies served by the Board to each director who is not an interested person as defined in the Investment Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED NOVEMBER 30, 2000
--------------------------------------------------------------------------------
                          Total Compensation Total Compensation  from the
Name of Director          from the Funds(1)  American Century Family of Funds(2)
--------------------------------------------------------------------------------
Thomas A. Brown           $132               $57,917
Robert W. Doering, M.D.   $121               $53,833
Andrea C. Hall, Ph.D.     $130               $57,833
D.D. (Del) Hock           $130               $57,833
Donald H. Pratt           $135               $59,917
Gale E. Sayers (3)        $420               $6,8330
Lloyd T. Silver, Jr. (4)  $0                 $17,500
M. Jeannine Strandjord    $132               $58,417
--------------------------------------------------------------------------------

(1) Includes compensation paid to the directors during the fiscal year ended November 30, 2000, and also includes amounts deferred at the election of the directors under the Amended and Restated American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors. The total amount of deferred compensation included in the preceding table is as follows: Mr. Brown, $28;
Dr. Hall, $112; Mr. Hock, $112; Mr. Pratt, $39 and Ms. Strandjord, $105.

(2) Includes compensation paid by the six investment company members of the American Century family of funds served by this Board.

(3) Mr. Sayers joined the board on November 18, 2000.

(4) Mr. Silver retired from the board on March 4, 2000.

The funds have adopted the Amended and Restated American Century Deferred Compensation Plan for Non-Interested Directors. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended November 30, 2000.

OFFICERS

Background information about the officers of the funds is provided in the following table. All persons named as officers of the funds also serve in similar capacities for the 13 other investment companies advised by ACIM. Not all officers of the funds are listed; only those officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in the following table are interested persons of the funds (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with the funds, ACC or ACC's subsidiaries (including ACIM, ACSC and ACIS).

Name (Age)                 Positions Held      Principal Occupation(s)
Address                    with the Funds      During Past Five Years
---------------------------------------------------------------------------------------------------------
William M. Lyons (45)      President           Chief Executive Officer, ACC
4500 Main St.                                  (September 2000 to present)
Kansas City, MO 64111                          President, ACC (June 1997 to present)
                                               Chief Operating Officer, ACC
                                               (June 1996 to present)
                                               General Counsel, ACC, ACIM, ACIS,
                                               ACSC and other ACC subsidiaries
                                               (June 1989 to June 1998)
                                               Executive Vice President, ACC,
                                               (January 1995 to June 1997)
                                               Also serves as:  Executive Vice President
                                               and Chief Operating Officer, ACIM, ACIS,
                                               ACSC and other ACC subsidiaries, and
                                               Executive Vice President of other ACC subsidiaries
---------------------------------------------------------------------------------------------------------
Robert T. Jackson (55)     Executive Vice      Chief Administrative Officer, ACC (August 1997 to present)
4500 Main St.              President and       Chief Financial Officer, ACC (May 1995 to present)
Kansas City, MO 64111      Chief Financial     President, ACSC (January 1999 to present)
                           Officer             Executive Vice President, ACC
                                               (May 1995 to present)
                                               Also serves as: Executive Vice President
                                               and Chief Financial Officer
                                               ACIM, ACIS and other ACC subsidiaries, and
                                               Treasurer of ACC and other ACC subsidiaries
---------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA (45)  Senior Vice         Senior Vice President and Assistant
4500 Main St.              President,          Treasurer, ACSC
Kansas City, MO 64111      Treasurer and Chief
                           Accounting Officer
---------------------------------------------------------------------------------------------------------
David C. Tucker (42)       Senior Vice         Senior Vice President, ACIM, ACIS,
4500 Main St.              President and       ACSC and other ACC subsidiaries
Kansas City, MO 64111      General Counsel     (June 1998 to present)
                                               General Counsel, ACC, ACIM, ACIS,
                                               ACSC and other ACC subsidiaries
                                               (June 1998 to present)
                                               Consultant to mutual fund industry
                                              (May 1997 to April 1998)
                                               Vice President and General Counsel,
                                               Janus Companies (1990 to 1997)
---------------------------------------------------------------------------------------------------------
Charles A. Etherington (43) Vice President     Vice President, ACSC (October 1996 to present)
4500 Main St.                                  Associate General Counsel, ACSC (December 1998 to present)
Kansas City, MO 64111                          Counsel to ACSC (February 1994 to December 1998)
---------------------------------------------------------------------------------------------------------
Charles C. S. Park (33)     Vice President     Vice President, ACSC (February 2000 to present)
1665 Charleston Road                           Assistant General Counsel, ACSC (January 1998 to present)
Mountain View, CA 94043                        Counsel to ACSC (October 1995 to January 1998)
---------------------------------------------------------------------------------------------------------
David H. Reinmiller (37)    Vice President     Vice President, ACSC (February 2000 to present)
4500 Main St.                                  Assistant General Counsel, ACSC (August 1996 to present)
Kansas City, MO 64111                          Counsel to ACSC (January 1994 to August 1996)
---------------------------------------------------------------------------------------------------------
Paul Carrigan Jr. (51)      Secretary          Secretary, ACC (February 1998 to present)
4500 Main St.                                  Director of Legal Operations, ACSC
Kansas City, MO 64111                          (February 1996 to present)
---------------------------------------------------------------------------------------------------------
Robert Leach (34)           Controller         Vice President, ACSC (February 2000 to present)
4500 Main St.                                  Controller-Fund Accounting, ACSC Kansas City, MO 64111
---------------------------------------------------------------------------------------------------------
C. Jean Wade (37)           Controller         Vice President, ACSC (February 2000 to present)
4500 Main St.                                  Controller-Fund Accounting, ACSC
Kansas City, MO 64111
---------------------------------------------------------------------------------------------------------
Jon Zindel (33)             Tax Officer        Vice President, Corporate Tax, ACSC
4500 Main St.                                  (April 1998 to present)
Kansas City, MO 64111                          Vice President, ACIM, ACIS and other
                                               ACC subsidiaries (April 1999 to present)
                                               President, American Century Employee Benefit
                                               Services, Inc. (January 2000 to present)
                                               Treasurer, American Century Ventures, Inc.
                                               (December 1999 to present)
---------------------------------------------------------------------------------------------------------

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of February 5, 2001, the following companies were the record owners of more than 5% of the outstanding shares of any class of the fund:

Fund                Shareholder        Percentage of Outstanding Shares Owned
-------------------------------------------------------------------------------
Life Sciences
   Investor                            x%
   Advisor                             x%
   Institutional                       x%
-------------------------------------------------------------------------------
Technology
   Investor                            x%
   Advisor                             x%
   Institutional                       x%

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds and is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for the funds. A description of the responsibilities of the advisor appears in the Prospectus under the heading Management.

For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of each fund. The funds have a stepped fee structure, as follows:

Fund             Class            Percent of Average Net Assets
--------------------------------------------------------------------------------
Life Sciences    Investor         1.50% of first $1 billion
                                  1.30% over $1 billion
--------------------------------------------------------------------------------
                 Institutional    1.30% of first $1 billion
                                  1.10% over $1 billion
--------------------------------------------------------------------------------
                 Advisor          1.25% of first $1 billion
                                  1.05% over $1 billion
--------------------------------------------------------------------------------
Technology       Investor         1.50% of first $1 billion
                                  1.30% over $1 billion
--------------------------------------------------------------------------------
                 Institutional    1.30% of first $1 billion
                                  1.10% over $1 billion
--------------------------------------------------------------------------------
                 Advisor          1.25% of first $1 billion
                                  1.05% over $1 billion
--------------------------------------------------------------------------------

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the funds by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually

(1) by the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2) by the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agraeement at any time, without payment of any penalty, on 60 days' written notice to the advisor. The management agraeement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment, generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The corporation's Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund by class for the period ended November 30, 2000, are indicated in the following tables.

UNIFIED MANAGEMENT FEES (INVESTOR)(1)
--------------------------------------------------------------------------------
Fund                2000
--------------------------------------------------------------------------------
Life Sciences
   Investor         x
--------------------------------------------------------------------------------
Technology
   Investor         x

(1)  Commenced operations June 30, 2000.

UNIFIED MANAGEMENT FEES (ADVISOR AND INSTITUTIONAL) (2) (3)
--------------------------------------------------------------------------------
Fund                2000
--------------------------------------------------------------------------------
Life Sciences
   Advisor          x
   Institutional    x
--------------------------------------------------------------------------------
Technology
   Advisor          x
   Institutional    x

(2) The inception dates for the Advisor Class of the funds are Life Sciences, November 14, 2000; and Technology, June 30, 2000.

(3) The inception dates for the Institutional Class of the funds are Life Sciences, July 17, 2000; and Technology, July 14, 2000.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and the advisor. The advisor pays ACSC for these services out of its unified management fee.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares. This means the distributor has no liability for unsold shares.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the funds'assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITORS

Deloitte & Touche LLP is the independent auditor of the funds. The address of Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri 64106. As the independent auditor of the funds, Deloitte & Touche LLP provides services including

(1) audit of the annual financial statements for the funds,

(2) assistance and consultation in connection with SEC filings, and

(3) review of the annual federal income tax return filed for the funds.

BROKERAGE ALLOCATION

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor proposes to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

In the period ended November 30, 2000, the brokerage commissions of each fund were:

Fund                   2000
--------------------------------------------------------------------------------
Life Sciences (1)      $220,389

Technology(1)          $186,153

(1) Commenced operations June 30, 2000.

The brokerage commissions paid by the funds may exceed those which another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately from the other series of shares (funds) issued by the corporation on matters affecting the fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation's (i.e., all funds') outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investment and other assets held for each series or class. Your rights as a shareholder are the same for all series or class of securities unless otherwise stated. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the funds, shareholders of each series or class of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions declared by the funds he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to four classes of shares: an Investor Class, an Institutional Class, an Advisor Class and a C Class. Not all funds offer all four classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (the Advisor Class Plan) (described beginning on this page). The C Class also is made available through financial intermediaries, for purchase by individual investors using "wrap account" style advisory and personal services from the intermediary. The total management fee is the same as for Investor Class, but the C Class shares also are subject to a Master Distribution and Individual Shareholder Services Plan (the C Class Plan) (described below). The Advisor Class Plan and the C Class Plan have been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the funds' Advisor and C Classes have approved and entered into a the Advisor Class Plan and the C Class Plan. The Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the funds as defined in the Investment Company Act, hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plans may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers (NASD).


Master Distribution and Shareholder Services Plan (Advisor Class Plan)

As described in the Prospectus, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class shareholders. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' advisor has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the funds' Board of Directors has adopted a Master Distribution and Shareholder Services Plan. Pursuant to the Plan, the Advisor Class pays the distributor a fee of 0.50% annually of the aggregate average daily asset value of the funds' Advisor Class shares, 0.25% of which is paid for Shareholder Services (described below) and 0.25% of which is paid for distribution services. During the period ended November 30, 2000, the aggregate amount of fees paid under the Plan were:

Life Sciences  $x

Technology     $x

Payments may be made for a variety of shareholder services, including, but are not limited to

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds' distributor;

(b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d) providing and maintaining elective services such as check writing and wire transfer services;

(e) acting as shareholder of record and nominee for beneficial owners;

(f) maintaining account records for shareholders and/or other beneficial owners

(g) issuing confirmations of transactions;

(h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semiannual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j) providing other similar administrative and sub-transfer agency services.

Shareholder Services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds. During the period ended November 30, 2000, the aggregate amount of fees paid under the Plan for shareholder services were:

Life Sciences  $x

Technology     $x

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to

(a) the payment of sales commissions, on going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements;

(b) compensation to registered representatives or other employees of Distributor who engage in or support distribution of the funds' Advisor Class shares;


(c) compensation to, and expenses (including overhead and telephone expenses) of, Distributor;

(d) the printing of prospectuses, statements of additional information and reports for other than existing shareholders;

(e) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) the providing of facilities to answer questions from prospective investors about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting investors in completing application forms and selecting dividend and other account options;

(j) the providing of other reasonable assistance in connection with the distribution of fund shares;

(k) the organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributors and in accordance with Rule 12b-1 of the Investment Company Act.

During the period ended November 30, 2000, the aggregate amount of fees paid under the Plan for distribution services were:

Life Sciences  $x

Technology     $x

Master Distribution and Individual Shareholder Services Plan (C Class Plan)

As described in the Prospectuses, the funds' C Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' Board of Directors has adopted a Master Distribution and Individual Shareholder Services Plan. Pursuant to the C Class Plan, the C Class pays the Advisor, as paying agent for the funds, a fee a fee equal to 1.00% annually of the average daily net asset value of the funds' C Class shares, .24% of which is paid for individual shareholder services (as described below) and .75% of which is paid for distribution services (as described below). Because this is a new class, no fees were paid under the C Class Plan for the most recent fiscal year.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.


Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

DEALER CONCESSIONS

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell C Class shares of the fund at the time of such sales. Payments will equal 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the distribution fee paid by the funds for the first 13 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first 13 months, the distributor will make the distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a monthly basis.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' Prospectus and in Your Guide to American Century Services. The Prospectus and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value per share(NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.


The portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded or as of the close of the New York Stock Exchange, if that is earlier. That value is then converted to U.S. dollars at the prevailing foreign exchange rate. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be affected on days when shares of a fund may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

The funds intend to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from domestic corporations may qualify for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held greater than 12 months are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain to you with respect to such shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

If more than 50% of the value of a fund's total assets at the end of each quarter of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, the mutual fund shares must have been held for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) to the IRS. Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

Redemption of shares of a fund (including redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL INCOME TAXES

Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, the funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

As new funds, performance information for Life Sciences and Technology is not available as of the date of the Statement of Additional Information.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

PERFORMANCE COMPARISONS

Each fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The fund also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the fund.

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(2) discussions of general economic trends;

(3) presentations of statistical data to supplement such discussions;

(4) descriptions of past or anticipated portfolio holdings for the funds;

(5) descriptions of investment strategies for the funds;

(6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds;

(7) comparisons of investment products (including the fund) with relevant market or industry indices or other appropriate benchmarks;

(8) discussions of fund rankings or ratings by recognized rating organizations; and

(9) testimonials describing the experience of persons that have invested in the funds. The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the funds may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the managers may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements included in the funds' Annual Reports for the fiscal year ended November 30, 2000 are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectus and in this SAI, the funds may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions as noted in the Prospectus. The following is a summary of the rating categories referenced in the prospectus.

BOND RATINGS
--------------------------------------------------------------------------------------
S&P   Moody's   Description
--------------------------------------------------------------------------------------
AAA   Aaa       These are the highest ratings assigned by S&P and Moody's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------------
AA    Aa        Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from AAA/Aaa issues only in a small degree.
--------------------------------------------------------------------------------------
A     A         Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------------
BBB   Baa       Debt rated BBB/Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
--------------------------------------------------------------------------------------
BB    Ba        Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing
                uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
--------------------------------------------------------------------------------------
B     B         Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.
                Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.
--------------------------------------------------------------------------------------
CCC   Caa       Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC/Caa rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-/B3 rating.
--------------------------------------------------------------------------------------
CC    Ca        The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa rating.
--------------------------------------------------------------------------------------
C     C         The rating C typically is applied to debt subordinated to senior debt, which is assigned an actual or implied CCC-/Caa3 debt rating.
                The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
--------------------------------------------------------------------------------------
CI    -         The rating CI is reserved for income bonds on which no interest is being paid.
--------------------------------------------------------------------------------------
D     D         Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.
                The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
--------------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard
& Poor's.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P     Moody's   Description
--------------------------------------------------------------------------------
A-1     Prime-1   This indicates that the degree of safety regarding timely
        (P-1)     payment is strong. Standard & Poor's rates those issues
                  determined to possess extremely strong safety
                  characteristics as A-1+.
--------------------------------------------------------------------------------
A-2     Prime-2   Capacity for timely payment on commercial paper is
        (P-2)     satisfactory, but the relative degree of safety is not as
                  high as for issues designated A-1. Earnings trends and
                  coverage ratios, while sound, will be more subject to
                  variation. Capitalization characteristics, while still
                  appropriated, may be more affected by external conditions.
                  Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3     Prime-3   Satisfactory capacity for timely repayment. Issues that
        (P-3)     carry this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying
                  the higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------------
S&P   Moody's         Description
--------------------------------------------------------------------------------------
SP-1  MIG-1; VMIG-1   Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for
                      refinancing, or both.
--------------------------------------------------------------------------------------
SP-2  MIG-2; VMIG-2   Notes are of high quality with margins of protection ample, although not so large as in the preceding group.
--------------------------------------------------------------------------------------
SP-3  MIG-3; VMIG-3   Notes are of favorable quality with all security elements
                      accounted for, but lacking the undeniable strength of the
                      preceding grades. Market access for refinancing, in
                      particular, is likely to be less well established.
--------------------------------------------------------------------------------------
SP-4 MIG-4; VMIG-4    Notes are of adequate quality carrying specific risk but having protection and not distinctly or predominantly speculative.]
--------------------------------------------------------------------------------------

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and Semiannual Reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds and your accounts, by contacting us at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan

* a bank

* a broker-dealer

* an insurance company

* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

* In person        SEC Public Reference Room
                   Washington, D.C.
                   Call 1-202-942-8090 for
                   location and hours.

* On the Internet  * EDGAR database at www.sec.gov
                   * By email request at publicinfo@sec.gov

* By mail          SEC Public Reference Section
                   Washington, D.C.
                   20549-6009

Investment Company Act File No. 811-6247


AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

www.americancentury.com

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business; Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533


SH-SAI--------  0103

PART C    OTHER INFORMATION

ITEM 23. Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

(a) (1) Articles of Incorporation of Twentieth Century World Investors, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on March 29, 1996, File No. 33-39242).

     (2) Articles of Amendment of Twentieth Century World Investors, Inc., dated August 10, 1993 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant on March 30, 1998, File No. 33-39242).

     (3) Articles Supplementary of Twentieth Century World Investors, Inc., dated November 8, 1993 (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on March 29, 1996, File No. 33-39242).

     (4) Articles Supplementary of Twentieth Century World Investors, Inc., dated April 24, 1995 (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on March 29, 1996, File No. 33-39242).

     (5) Articles Supplementary of Twentieth Century World Investors, Inc., dated March 11, 1996 filed electronically as an Exhibit to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant on June 13, 1996, File No. 33-9242).

     (6) Articles Supplementary of Twentieth Century World Investors, Inc., dated September 9, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant on March 30, 1998, File No. 33-39242).

     (7) Articles of Amendment of Twentieth Century World Investors, Inc. dated December 2, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 8 to the Registration Statement of the Registrant on March 31, 1997, File No. 33-39242).

     (8) Articles Supplementary of American Century World Mutual Funds, Inc. dated December 2, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 8 to the Registration Statement of the Registrant on March 31, 1997, File No. 33-39242).

     (9) Articles Supplementary of American Century World Mutual Funds, Inc. dated November 13, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 to the Registration Statement of the Registrant on November 13, 1998, File No. 33-39242).

     (10) Articles Supplementary of American Century World Mutual Funds, Inc. dated February 16, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 15 to the Registration Statement of the Registrant on March 31, 1999, File No. 33-39242).

     (11) Articles Supplementary of American Century World Mutual Funds, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 19 to the Registration Statement of the Registrant on May 24, 2000, File No. 33-39242).

     (12) Articles Supplementary of American Century World Mutual Funds, Inc. (to be filed by amendment).

(b) (1) By-Laws of Twentieth Century World Investors, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on March 29, 1996, File No. 33-39242).

     (2) Amendment to By-Laws of American Century World Mutual Funds, Inc. (filed electronically as Exhibit b2b to Post-Effective Amendment No. 9 to the Registration Statement of American Century Capital Portfolios, Inc. on February 17, 1998, File No. 33-64872).

(c) Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh, Article Eighth, and Article Ninth of Registrants Articles of Incorporation, appearing as Exhibit (a)(1) to Post- Effective Amendment No. 6 on Form N-1A of the Registrant, and Article Fifth of Registrants Articles of Amendment, appearing as Exhibit (a)(2) to Post-Effective Amendment No. 9 to the Registration Statement on March 30, 1998; and Sections 3, 4, 5, 7, 8, 9, 10, 11, 22, 25, 30, 31, 33, 39, 45 and
     46 of Registrants By-Laws appearing as Exhibit (b)(1) to Post-Effective Amendment No. 6 on Form N-1A, and Sections 25, 30 & 31 of Registrants By-Laws appearing as Exhibit (b)(2) to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., Commission No. 33-64872.

(d) (1) Management Agreement between American Century World Mutual Funds, Inc. and American Century Investment Management, Inc. dated August 1, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 to the Registration Statement of the Registrant on November 13, 1998, File No. 33-39242).

     (2) Addendum to Management Agreement between American Century World Mutual Funds, Inc. and American Century Investment Management, Inc. dated December 1, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 15 to the Registration Statement of the Registrant on March 31, 1999, File No. 33-39242).

     (3) Addendum to Management Agreement between American Century World Mutual Funds, Inc. and American Century Investment Management, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 19 to the Registration Statement of the Registrant on May 24, 2000, File No. 33-39242).

     (4) Addendum to Management Agreement between American Century World Mutual Funds, Inc. and American Century Investment Management, Inc. (to be filed by amendment).

(e) (1) Distribution Agreement between American Century World Mutual Funds, Inc., and American Century Investment Services, Inc. dated March 13, 2000 (filed electronically as Exhibit e7 to Post-Effective Amendment No. 17 to the Registration Statement of the Registrant on March 30, 2000, File No. 33-39242).

     (2) Amendment No. 1 to the Distribution Agreement between American Century World Mutual Funds, Inc. and American Century Investment Services, Inc. dated June 1, 2000 (filed electronically as Exhibit e9 to Post-Effective Amendment No. 19 to the Registration Statement of the Registrant on May 25, 2000, File No. 33-39242).

     (3) Amendment No. 2 to the Distribution Agreement between American Century World Mutual Funds, Inc. and American Century Investment Services, Inc. dated November 20, 2000 (filed electronically as Exhibit e10 to Post-Effective Amendment No. 29 to the Registration Statement of American Century Variable Portfolios, Inc. on December 1, 2000, File No. 33-14567).

     (4) Amendment No. 3 to the Distribution Agreement between American Century World Mutual Funds, Inc. and American Century Investment Services, Inc. (to be filed by amendment).

(f)  Not applicable.

(g) (1) Master Agreement by and between Twentieth Century Services, Inc. and Commerce Bank, N. A. dated January 22, 1997 (filed electronically as
     Exhibit 8e to Post-Effective Amendment No. 76 to the Registration Statement of American Century Mutual Funds, Inc., on February 28, 1997, File No. 2-14213).

     (2) Global Custody Agreement between American Century Investments and The Chase Manhattan Bank, dated August 6, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 31 to the Registration Statement of American Century Government Income Trust, on February 7, 1997, File No. 2-99222).

     (3) Amendment to Global Custody Agreement between American Century Investments and The Chase Manhattan Bank dated December 9, 2000 (filed electronically as Exhibit g2 of Pre-Effective Amendment No. 2 to the Registration Statement of American Century Variable Portfolios II, Inc., on January 9, 2001, File No. 333-46922).

(h) (1) Transfer Agency Agreement by and between Twentieth Century World Investors, Inc. and Twentieth Century Services, Inc. dated March 1, 1991 (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on March 29, 1996, File No. 33-39242).

     (2) Supplemental Agreement dated July 30, 1999, by and between American Century International Discovery Fund, American Century Emerging Markets Fund and American Century Global Growth Fund and The Chase Manhattan Bank (filed electronically as an Exhibit to Post- Effective Amendment No. 16 to the Registration Statement of the Registrant on March 10, 2000, File No. 33-39242).

     (3) Credit Agreement between American Century Funds and The Chase Manhattan Bank, as Administrative Agent dated as of December 19, 2000 (filed electronically as Exhibit h5 to Post-Effective Amendment No. 33 to the Registration Statement of American Century Target Maturities Trust, on January 31, 2001, File No. 2-94608).

(i) Opinion and Consent of Counsel (filed electronically as Exhibit i of Post-Effective Amendment No. 20 to the registration Statement of the Registrant, on December 1, 2000, File No. 33-39242).

(j)  (1) Consent of Deloitte & Touche LLP (to be filed by amendment).

     (2) Power of Attorney dated November 18, 2000 (filed electronically as Exhibit j2 of Post-Effective Amendment No. 20 to the Registration Statement of the Registrant, on December 1, 2000, File No. 33-39242).

(k)  Not applicable.

(l)  Not applicable.

(m) (1) Master Distribution and Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Advisor Class) dated September 3, 1996 (filed electronically as Exhibit b15a to Post-Effective Amendment No. 9 to the Registration Statement of American Century Capital Portfilios, Inc., on February 17, 1998, File No. 33-64872).

     (2) Amendment No. 1 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated June 13, 1997 (filed electronically as Exhibit b15d to Post-Effective Amendment No. 77 to the Registration Statement of American Century Mutual Funds, Inc., on July 17, 1997, File No. 2-14213).

     (3) Amendment No. 2 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated September 30, 1997 (filed electronically as Exhibit b15c to Post- Effective Amendment No. 78 to the Registration Statement of American Century Mutual Funds, Inc., on February 26, 1998, File No. 2-14213).

     (4) Amendment No. 3 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc., and American Century World Mutual Funds, Inc. (Advisor Class) dated June 30, 1998 (filed electronically as Exhibit b15e to Post-Effective Amendment No. 11 to the Registration Statement of American Century Capital Portfolios, Inc., on June 26, 1998, File No. 33-64872).

     (5) Amendment No. 4 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc., and American Century World Mutual Funds, Inc. (Advisor Class) dated November 13, 1998 (filed electronically as Exhibit b15e to Post-Effective Amendment No. 12 to the Registration Statement of the Registrant on November 13, 1998, File No. 33-39242).

     (6) Amendment No. 5 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated February 16, 1999 (filed electronically as Exhibit m6 to Post-Effective Amendment No. 83 to the Registration Statement of American Century Mutual Funds, Inc., on February 26, 1999, File No. 2-14213).

     (7) Amendment No. 6 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated July 30, 1999 (filed electronically as Exhibit m7 to Post-Effective Amendment No. 16 to the Registration Statement of American Century Capital Portfolios, Inc., on July 29, 1999, File No. 33-64872).

     (8) Amendment No. 7 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) (filed electronically as Exhibit m8 to Post-Effective Amendment No. 87 to the Registration Statement of American Century Mutual Funds, Inc. on November 29, 1999, File No. 2-14213).

     (9) Amendment No. 8 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocation, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) (filed electronically as Exhibit m9 to Post-Effective Amendment No. 19 to the Registration Statement of the Registrant on May 25, 2000, File No. 33-39242).

     (10) Amendment No. 9 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) (to be filed by amendment).

     (11) Master Distribution and Individual Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (C Class) dated __________ (to be filed by amendment).

     (12) Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Service Class) dated September 3, 1996 (filed electronically as Exhibit b15b to Post-Effective Amendment No. 9 to the Registration Statement of American Century Capital Portfolios, Inc., on February 17, 1998, File No. 33-64872).

(n) (1) Multiple Class Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. dated September 3, 1996 (filed electronically as Exhibit b18b to Post-Effective Amendment No. 9 to the Registration Statement of American Century Capital Portfolios, Inc., on February 17, 1998, File No. 33-64872).

     (2) Amendment No. 1 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 13, 1997 (filed electronically as Exhibit b18b to Post-Effective Amendment No. 77 to the Registration Statement of American Century Mutual Funds, Inc., on July 17, 1997, File No. 2-14213).

     (3) Amendment No. 2 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated September 30, 1997 (filed electronically as Exhibit b18c to Post-Effective Amendment No. 78 to the Registration Statement of American Century Mutual Funds, Inc., on February 26, 1998, File No. 2-14213).

     (4) Amendment No. 3 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 30, 1998 (filed electronically as Exhibit b18d to Post-Effective Amendment No. 11 to the Registration Statement of American Century Capital Portfolios, Inc., on June 26, 1998, File No. 33-64872).

     (5) Amendment No. 4 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated November 13, 1998 (filed electronically as Exhibit b18e to Post-Effective Amendment No. 12 to the Registration Statement of the Registrant on November 13, 1998, File No. 33-39242).

     (6) Amendment No. 5 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated January 29, 1999 (filed electronically as Exhibit b18f to Post-Effective Amendment No. 14 to the Registration Statement of American Century Capital Portfolios, Inc. on December 29, 1998, File No. 33-64872).

     (7) Amendment No. 6 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated July 30, 1999 (filed electronically as Exhibit n7 to Post-Effective Amendment No. 16 to the Registration Statement of American Century Capital Portfolios, Inc., on July 29, 1999, File No. 33-64872).

     (8) Amendment No. 7 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (filed electronically as Exhibit n8 to Post-Effective Amendment No. 87 to the Registration Statement of American Century Mutual Funds, Inc. on November 29, 1999, File No. 2-14213).

     (9) Amendment No. 8 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (filed electronically as Exhibit n9 to Post-Effective Amendment No. 19 to the Registration Statement of the Registrant on May 25, 2000, File No. 33-39242).

     (10) Amendment No. 9 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (to be filed by amendment).

(o)  Not applicable.

(p) American Century Investments Code of Ethics (filed electronically as Exhibit p to Post-Effective Amendment No. 30 to the Registration Statement of American Century California Tax-Free and Municipal Funds on December 29, 2000, File No. 2-82734).


ITEM 24   Persons Controlled by or Under Common Control with Registrant - None.

ITEM 25   Indemnification.

     The Registrant is a Maryland Corporation. Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article XIII of the Registrant's Articles of Incorporation, requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance policy insuring its Officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 26   Business and Other Connections of Investment Advisor.

     American Century Investment Management, Inc., the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.

ITEM 27   Principal Underwriter.

I. (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal         Positions and Offices       Positions and Offices
Business Address*           with Underwriter            with Registrant
--------------------------------------------------------------------------------
James E. Stowers Jr.       Chairman and Director       Chairman and Director

James E. Stowers III       Co-Chairman and Director       Director

W. Gordon Snyder           President                        none


William M. Lyons           Chief Executive Officer,       President
                           Executive Vice President
                           and Director

Robert T. Jackson          Executive Vice President,      Executive Vice
                           Chief Financial Officer        President and
                           and Chief Accounting Officer   Chief Financial
                                                          Officer

Kevin Cuccias              Senior Vice President            none

Joseph Greene              Senior Vice President            none

Brian Jeter                Senior Vice President            none

Mark Killen                Senior Vice President            none

Tom Kmak                   Senior Vice President            none

David C. Tucker            Senior Vice President          Senior Vice President
                           and General Counsel


* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.


ITEM 28   Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
     Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

ITEM 29. Management Services.

     Not Applicable.

ITEM 30   Undertakings.

     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, American Century World Mutual Funds, Inc., the Registrant, certifies that it has duly caused this Post-Effective Amendment No. 22 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 23rd day of February, 2001.

                              American Century World Mutual Funds, Inc.
                              (Registrant)

                              By: /*/William M. Lyons
                              William M. Lyons
                              President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 22 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                              Date

*William M. Lyons           President                          February 23, 2001
William M. Lyons            and Principal Executive Officer

*Maryanne Roepke            Senior Vice President, Treasurer   February 23, 2001
Maryanne Roepke             and Chief Accounting Officer

*James E. Stowers, Jr.      Chairman of the Board and          February 23, 2001
James E. Stowers, Jr.       Director

*James E. Stowers III       Director                           February 23, 2001
James E. Stowers III

*Thomas A. Brown            Director                           February 23, 2001
Thomas A. Brown

*Robert W. Doering, M.D.    Director                           February 23, 2001
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.      Director                           February 23, 2001
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock           Director                           February 23, 2001
D. D. (Del) Hock

*Donald H. Pratt            Director                           February 23, 2001
Donald H. Pratt

*Gale E. Sayers             Director                           February 23, 2001
Gale E. Sayers

*M. Jeannine Strandjord     Director                           February 23, 2001
M. Jeannine Strandjord

*By /s/Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact